As filed with the Securities and Exchange Commission on May 1, 1998.

                                               1933 Act Registration No. 33-12
                                                    1940 Act File No. 811-4401


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             --------------------

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.
                      Post-Effective Amendment No.   42                    x

                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                              Amendment No.   44                           x

                       (Check appropriate box or boxes)

                               ----------------

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

              (Exact name of registrant as specified in charter)


     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                   53095
     (Address of Principal Executive Offices)               (Zip Code)

     Registrant's Telephone Number, including Area Code:  (414) 334-5521


                             ROBERT J. TUSZYNSKI
                            President and Director
                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            215 NORTH MAIN STREET
                          WEST BEND, WISCONSIN 53095
                   (Name and Address of Agent for Service)

                                   Copy to:

                           CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady
                          411 East Wisconsin Avenue
                          Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

               It is proposed that this filing will become effective
                 X immediately upon filing pursuant to paragraph (b) on May 1, 1998 pursuant to paragraph (b)
                     60 days after filing pursuant to paragraph (a)(1)
                     on (date) pursuant to paragraph (a)(1)
                     75 days after filing pursuant to paragraph (a)(2) of rule
               485.

               If appropriate, check the following:

                     this post-effective amendment designates a new
               effective date for a previously filed post-effective amendment

                            ----------------------


     Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under The Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended December 31, 1997 was filed on February 26, 1998.

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                   FORM N-1A

                             CROSS REFERENCE SHEET

                  -------------------------------------------

                                             Wisconsin Tax-Exempt
Form N-1A                                    Portfolio
Item No.                                     Prospectus Heading
----------                                   ----------------------

   PART A

1. Cover Page                                Cover Page

2. Synopsis                                  Questions and Answers;
                                             Expenses

3. Condensed Financial
     Information                             Financial Highlights

4. General Description of
     Registrant                              Questions and Answers;
                                             Investment Objective and Policies;
                                             Description of Shares

5. Management of the Fund                    Management;
                                             Determination of Net Asset Value
                                             Per Share; Portfolio Transactions
                                             and Brokerage; Other Information
5A Management's Discussion of
     Fund Performance                        Not Applicable. See Annual Reports

6. Capital Stock and Other
     Securities                              Redemptions; Tax Status;
                                             Description of Shares

7. Purchase of Securities Being              Purchase of Shares;
     Offered                                 Determination of Net Asset Value
                                             Per Share; Redemptions;
                                             Distribution Expenses


8. Redemption or Repurchase                  Redemptions

9. Legal Proceedings                         None

PART B

10.Cover Page                                Cover Page

11.Table of Contents                         Table of Contents

12.General Information and History           Not Applicable

13.Investment Objectives and
     Policies                                Investment Program;
                                             Investment Restrictions

14.Management of the Fund                    Management of Principal
                                             Preservation

15.Control Persons and Principal
     Holders of Securities                   Control Persons and Principal
                                             Holders of Securities

16.Investment Advisory and
     Other Services                          Management of Principal
                                             Preservation

17.Brokerage Allocation
     and Other Practices                     Portfolio Transactions and
                                             Brokerage

18.Capital Stock and Other
     Securities                              Determination of Net Asset Value
                                             Per Share; Tax Status

19.Purchase, Redemption and
     Pricing of Securities
     Being Offered                           Determination of Net Asset Value
                                             Per Share; Purchase of Shares;
                                             Distribution Expenses

20.Tax Status                                Tax Status

21.Underwriters                              Purchase of Shares

22.Calculation of Performance
     Data                                    Performance Information;
                                             Portfolio Ratings

23.Financial Statements                      Financial Statements

(PPP LOGO)
                                   WISCONSIN
                                   TAX-EXEMPT
                                   PORTFOLIO

                                  MAY 1, 1998

                                   PROSPECTUS

                             PRINCIPAL PRESERVATION
                                PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

  The Wisconsin Tax-Exempt Portfolio (the "Portfolio") of the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of mutual funds is offered by this Prospectus. The Portfolio's investment objective is to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.

  The risks and special characteristics of investing in the Portfolio are highlighted in the sections of this Prospectus titled "Questions and Answers" and "Special Considerations." The Portfolio is managed by Ziegler Asset Management, Inc. ("Ziegler Asset Management" or the "Advisor"). Shareholder inquiries should be directed to Principal Preservation at 215 North Main Street, West Bend, WI 53095; telephone 800-826-4600.


  This Prospectus sets forth concisely the information that an investor should know before investing in shares of the Portfolio. Investors should read and retain this Prospectus for future reference. A Statement of Additional Information dated May 1, 1998, containing additional information about Principal Preservation and the Portfolio has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge upon request to the Portfolio's Distributor, B.C. Ziegler and Company ("Ziegler"), 215 North Main Street, West Bend, WI 53095 (telephone 800-826-4600) or from Selected Dealers that have agreements with respect to the distribution of shares of the Portfolios.

SHARES OF THE PORTFOLIO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANKING INSTITUTION, ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998

                             QUESTIONS AND ANSWERS

WHAT ARE THE PRINCIPAL PRESERVATION PORTFOLIOS?

  Principal Preservation is a Maryland corporation organized in 1984 as an open-end, management investment company. Principal Preservation is a series company, which means that its Board of Directors may establish additional portfolios at any time. Presently seven other series of Principal Preservation are offered by separate prospectuses.

WHAT ARE THE BENEFITS FROM INVESTING IN THE PORTFOLIO?

  Economy of Size. The Portfolio is designed to provide investors with an opportunity to pool their money to achieve economies of size and diversification. This permits investors, whose own securities portfolios may not be large enough to obtain individual investment management services on a cost-effective basis, to take advantage of the professional investment management expertise of the Advisor.

  Professional Management. The Portfolio provides professional management of your investment. Maintaining records of your investments is made timely and convenient with detailed statements of your investment activity and account status.

  Pooled Investing. The Portfolio combines the funds of many investors to obtain a portfolio of numerous different issues of investment securities, the income on which is exempt from federal and Wisconsin personal income tax. This pooled investing strategy permits an investor to spread his or her risk over a greater number of issues of investment securities, as compared to the number of issues in which the investor may be able to invest individually. However, investors should bear in mind that the Portfolio is a non-diversified mutual fund, meaning that a significant portion of its assets may be invested from time to time in securities of issuers associated with particular industries. Moreover, the Portfolio's investments likely will be heavily concentrated in Wisconsin and, in the event of an insufficient supply of Wisconsin issues, may also or instead be concentrated in Puerto Rico. See "Investment Program -- Other Investment Practices and Associated Risks" and "Special Considerations."

  Liquidity. Shares of the Portfolio may be redeemed at any time at their current net asset value. See "Redemptions."

WHAT ARE THE PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND PROGRAMS?

  The Portfolio's investment objective is to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax. There can be no assurance that the Portfolio's investment objective will be achieved. See "Investment Objective and Policies."

  Under normal market conditions, the Portfolio will invest primarily in "Tax Exempt Obligations" (as defined under "Investment Program -- Tax Exempt Obligations") issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and obligations of other entities (including territories and possessions of the United States and political subdivisions and public authorities thereof) the interest on which is exempt from federal income tax and from Wisconsin personal income tax. As a matter of fundamental policy, the Portfolio will seek to invest at least 80% of its assets so that the income earned thereon will be exempt from federal and Wisconsin personal income taxes, and also will be exempt from federal and applicable state alternative minimum tax ("AMT"). However, at any particular time, up to 20% of the securities owned by the Portfolio may generate interest that is an item of tax preference for purposes of federal and/or applicable state AMT's. See "Dividends, Capital Gains Distributions and Reinvestments" and "Tax Status." The Portfolio anticipates that substantially all of its distributions to its shareholders will be otherwise exempt from federal income tax and from Wisconsin personal income tax.

  Shares of the Portfolio do not represent a complete investment program. The Portfolio may not have the benefits of geographic diversification and may be subject to the risks of concentrating its investments in certain economic sectors or industries. While the Portfolio intends to invest primarily in Tax Exempt Obligations issued in Wisconsin, only limited categories of municipal securities are exempt from Wisconsin personal income tax, and it therefore is possible that the Portfolio may invest a significant portion of its assets in Tax Exempt Obligations issued by territories and possessions of the United States, the District of Columbia, and their agencies or instrumentalities. As a result, the Portfolio may invest up to 100% of its assets in Tax Exempt Obligations of issuers outside of Wisconsin if such securities bear interest which is exempt from federal and Wisconsin personal income taxes. Such outside investments likely would include a significant number of Tax Exempt Obligations of issuers in Puerto Rico. Generally, the value of an investment portfolio consisting primarily of Tax Exempt Obligations will fluctuate inversely with the general level of interest rates. The Portfolio may invest in floating and variable rate demand notes, purchase securities on a "when issued" basis and enter into repurchase agreements. Such investment practices may involve certain special risks. See "Investment Program -- Other Investment Practices and Associated Risks" and "Special Considerations."


  The Portfolio may invest, without percentage limitation, in "investment grade" securities (see "Investment Program -- Overview"). Securities included in the lowest investment grade category have speculative characteristics. Up to 20% of the Portfolio's net assets may be invested in Tax Exempt Obligations which are rated lower than investment grade; however, all Tax Exempt Obligations in which the Portfolio invests will be rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or will be judged by the Advisor to be of comparable quality. Such bonds are regarded by S&P as having the ability, at the time they are rated, to meet scheduled interest and principal payments; however, Moody's states that the assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. See "Investment Program -- Overview" and, for a more detailed description of S&P's and Moody's securities ratings, see Appendix A to the Statement of Additional Information.

  The Portfolio may invest more than 25% of its total assets in public agency revenue bonds. However, it will not invest 25% or more of its total assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry, except that the Portfolio may, in circumstances in which other appropriate available investments may be in limited supply, invest without limitation in housing, health care and/or utility obligations of public bodies. See "Investment Program -- Other Investment Practices and Associated Risks."

ARE THERE ANY RISKS TO CONSIDER?

  Certain securities in which the Portfolio may invest and activities in which it may engage involve special considerations and risks. For example, changes in interest rates and average maturities may affect the value of debt securities, and changes in general economic conditions and in the financial positions and credit ratings of issuers may affect the value of all types of securities in which the Portfolio invests. The Portfolio's policy of investing primarily in securities exempt from federal and Wisconsin personal income taxes may result in a significant portion of the Portfolio's assets being invested in securities of issuers located in Wisconsin and/or Puerto Rico, exposing the Portfolio to special risks associated with geographic concentration. Also, as noted below, the Portfolio may reinvest, from time to time, 25% or more of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance projects in any one of three specified economic sectors or industries, exposing the Portfolio to special risks associated with industry concentration. See "Investment Program -- Other Investment Practices and Associated Risks" and "Special Considerations."

HOW DOES THE PORTFOLIO DISTRIBUTE INCOME?

  Dividends will be declared daily and paid monthly. Any net realized capital gains will be declared and paid annually. Investors may receive their income dividends and capital gain distributions in additional shares of the Portfolio, in additional shares in another Principal Preservation portfolio, or in cash. See "Dividends, Capital Gains Distributions and Reinvestments."

WHO MANAGES THE PORTFOLIO?

  Ziegler Asset Management is the investment advisor for the Portfolio.
Ziegler Asset Management's principal office is located at 215 North Main Street, West Bend, WI 53095; its telephone number is 800-826-4600. See "Management."

HOW CAN SHARES BE PURCHASED?

  Shares may be purchased at the public offering price next determined after receipt of an order to purchase. The offering price is the net asset value per share plus a sales charge. Shares may be purchased from Ziegler in its capacity as distributor of the Portfolio's shares (the "Distributor"), or from broker-dealers, banks and other financial institutions or firms that have entered into selling agreements with the Distributor with respect to their assistance in distributing shares of the Portfolio ("Selected Dealers"). See "Purchase of Shares."

  The minimum initial investment in the Portfolio is $1,000. The minimum subsequent investment is $50.

HOW CAN SHARES BE REDEEMED OR EXCHANGED?

  Shares may be redeemed by mail or telephone. The redemption values of the shares is the net asset value per share as of the close of business on the day the redemption request is received in proper form. Subject to a service charge (currently $5.00), shares of the Portfolio may be exchanged for shares of any other Principal Preservation portfolio on the basis of their relative net asset value after the shares to be exchanged have been held for more than six months. See "Redemptions" and "Shareholder Services." Information as to Principal Preservation portfolios other than the Portfolio is provided through separate prospectuses, copies of which can be obtained from the Distributor.

                                    EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)<F1>                           2.5%
  Maximum Sales Load Imposed on Reinvested Dividends                     0%
  Deferred Sales Load                                                    0%
  Redemption Fees (2)<F2>                                                0%
  Exchange Fee                                                        $5.00

ANNUAL FUND OPERATING EXPENSES -- AFTER REIMBURSEMENT
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees                                                     0.50%
  Rule 12b-1 Distribution Fees (3)<F3>                                0.25%
  Other Expenses (after reimbursement) (4)<F4>                        0.05%
                                                                      -----
  Total Fund Operating Expenses                                       0.80%
                                                                      -----
                                                                      -----

(1)<F1>Investors may be able to qualify for a lower sales load. See "Purchase of Shares" and "Shareholder Services."

(2)<F2>Ziegler, in its capacity as transfer agent, charges a fee (presently $12.00) for redemptions by wire transfer.
(3)<F3>Because the Rule 12b-1 distribution fee is paid annually rather than as a one-time fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sale charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), which is generally 6.25% of new sales plus an interest factor.

(4)<F4>The Advisor has committed to reimburse expenses so that, for the year ending December 31, 1998, the Portfolio's Total Fund Operating Expenses will not exceed 0.80%. During 1997, the Advisor reimbursed all operating expenses in excess of 0.50%. Without giving effect to this expense reimbursement, "Other Expenses" and "Total Fund Operating Expenses" for the year ended December 31, 1997 would have been 0.38% and 1.13%, respectively.

EXAMPLE

  You would pay the following expenses on a $1,000 investment in the Portfolio, assuming 5% annual return and redemption at the end of each time period:

               1 Year        3 Years        5 Years        10 Years
               ------        -------        -------        --------
                $33            $50            $68            $122

  The purpose of the table is to assist investors in understanding the various costs and expenses they will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management," "Purchase of Shares," Redemptions" and "Shareholder Serves." THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                              FINANCIAL HIGHLIGHTS


  The following Financial Highlights table presents information relating to a share of capital stock of the Portfolio outstanding for the period presented. This information should be read in conjunction with the financial statements and related notes thereto contained in the Portfolio's 1997 Annual Report to Shareholders, which financial statements are incorporated herein by reference. The information has been audited by Arthur Andersen LLP, independent public accountants, whose report thereon is contained in the Portfolio's 1997 Annual Report to Shareholders. Copies of the Annual Report are available without charge from Ziegler.




                                                                       WISCONSIN
                                                                      TAX-EXEMPT PORTFOLIO
                                                        -------------------------------------------------------
                                                                                                       For the
                                                                                                   period from
                                                                                                 June 13, 1994
                                                                                                (commencement of
                                                       For the years ended December 31,         operations)to
                                                       -------------------------
                                                        1997      1996      1995             December 31, 1994
                                                      ------    ------    ------             -----------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                   $9.87    $10.05     $9.10                        $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                   .49       .49       .50                           .25
 Net realized and unrealized gains (losses)
   on investments                                        .34     (.18)       .95                         (.90)
                                                     -------   -------   -------                       -------
 TOTAL FROM INVESTMENT OPERATIONS                        .83       .31      1.45                         (.65)
                                                     -------   -------   -------                       -------
LESS DISTRIBUTIONS:
 Dividends from net investment income                  (.49)     (.49)     (.50)                         (.25)
                                                     -------   -------   -------                       -------
 TOTAL DISTRIBUTIONS                                   (.49)     (.49)     (.50)                         (.25)
                                                     -------   -------   -------                       -------
NET ASSET VALUE, END OF PERIOD                        $10.21     $9.87    $10.05                         $9.10
                                                     =======    ======    ======                       =======

TOTAL RETURN **<F2>                                     8.7%      3.3%     16.3%                        (6.5)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)      $32,852   $25,750   $18,986                        $8,116
Ratio of expenses to average net assets                0.5%+<F3> 0.5%+<F3> 0.4%+<F3>                    0.2%*<F1>+<F3>
Ratio of net investment income to average net assets   4.9%+<F3> 4.9%+<F3> 5.0%+<F3>                    4.4%*<F1>+<F3>
Portfolio turnover rate                                16.9%     16.0%      9.7%                         23.4%

*<F1>Annualized.
**<F2>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F3>Reflects a voluntary reimbursement of fund expenses of 0.6% in 1997, 0.6% in 1996, 0.8% in 1995 and 1.4% in 1994.



                       INVESTMENT OBJECTIVE AND POLICIES

  The Portfolio's investment objective is to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax. The following is a brief description of the investment policies of the Portfolio. Certain instruments and techniques discussed in this summary are described in greater detail under "Investment Program" in this Prospectus and in the Statement of Additional Information. There can be no assurance that the investment objective of the Portfolio will be achieved.

  The Portfolio is subject to a number of investment restrictions which are described in the section of the Statement of Additional Information entitled "Investment Restrictions." Among these restrictions are that the Portfolio may not borrow money or property except for temporary or emergency purposes. If the Portfolio borrows money it will only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Portfolio will not pledge more than 15% of its net assets to secure such borrowings. In the event the Portfolio's borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any securities until its borrowings are reduced to less than 5% of total assets.
For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with the hedging activities of the Portfolio are not deemed to be a pledge of assets.

  The Statement of Additional Information contains specific investment restrictions which govern the investments of the Portfolio. Certain of these restrictions and the Portfolio's investment objective are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Portfolio. All other investment policies and practices may be changed without shareholder approval.

                               INVESTMENT PROGRAM

OVERVIEW

  This section contains a general description of the investment program and other investment practices of the Portfolio. Further information is contained in the Statement of Additional Information. Shareholders will be notified prior to implementation of any material change in the Portfolio's investment program.

  It is a fundamental policy of the Portfolio that, in normal market conditions, at least 80% of its income distributions to its shareholders will be exempt from federal and Wisconsin personal income taxes, and also will be exempt from federal and applicable state AMT's. However, at any particular time, up to 20% of the Portfolio's total assets may be invested in securities that generate interest which is an item of tax preference for purposes of federal and/or applicable state AMT's. See "Tax Status." During times of adverse market conditions when a defensive investment posture is warranted, the Portfolio may temporarily select investments without regard to the foregoing policy.

  In normal market conditions, the Portfolio will invest primarily in Tax
Exempt Obligations that are exempt from federal income tax and Wisconsin personal income tax. While the Portfolio intends to invest primarily in Tax Exempt Obligations issued in Wisconsin, only limited categories of Wisconsin issues of municipal securities are exempt from Wisconsin personal income taxes. These include higher education bonds issued by the State of Wisconsin, public housing authority bonds issued by Wisconsin municipalities, redevelopment authority bonds issued by Wisconsin municipalities, certain bonds issued by the Wisconsin Housing and Economic Development Authority and Wisconsin Housing Finance Authority bonds. Due to the limited availability of such Wisconsin issues, it is possible that the Portfolio may invest a significant portion of its assets in obligations issued outside of Wisconsin. Categories of bonds issued outside of Wisconsin which are exempt from Wisconsin personal income tax include certain general obligation bonds issued by Puerto Rico, Guam and the Virgin Islands, and certain public housing agency bonds issued by agencies located outside of Wisconsin. The Portfolio may invest up to 100% of its assets in tax exempt securities of issuers outside of Wisconsin if such securities bear interest which is exempt from federal income tax and Wisconsin personal income tax. The Advisor anticipates that, when other available investments that meet the Portfolio's investment criteria are in limited supply, the Portfolio may invest more than 25% of its assets in securities of Puerto Rico, its municipalities, and other political subdivisions and public authorities. See "Special Considerations -- Geographic Concentrations."

  The Portfolio may invest, without percentage limitation, in securities rated at the time of purchase within the four highest grades assigned by either Moody's or S&P or, if unrated, that are judged by the Advisor, at the time of purchase, to be of comparable quality. These are considered "investment grade" securities. Bonds included in the lowest investment grade category have speculative characteristics, and changes in economic conditions or other circumstances are more likely to adversely affect the capacity of the obligor to make principal and interest payments than is the case with higher rated bonds. Up to 20% of the Tax Exempt Obligations purchased by the Portfolio may be rated lower than investment grade; however, all Tax Exempt Obligations in which the Portfolio invests must be rated B or higher by Moody's or S&P or, if unrated, that are judged by the Advisor, at the time of purchase, to be of comparable quality to securities rated B or higher. Bonds rated B are non-investment grade, have a greater vulnerability to default than higher grade bonds and face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which likely would impair the capacity or willingness of the issuers of such bonds to make scheduled payments of interest and principal.
Such bonds are regarded by S&P as having the ability, at the time they are rated, to meet scheduled interest and principal payments; however, Moody's notes that the assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Additionally, periods of economic uncertainty and change likely will increase the volatility of the market price of such bonds and, therefore, the net asset value of the Portfolio.

  The foregoing policies as to credit quality of portfolio investments will apply only at the time of the purchase of a security. Subsequent to the purchase of an issue by the Portfolio, Moody's or S&P may downgrade its assessment of the credit characteristics of the issuer or, in the case of unrated securities, the Advisors may reassess their view with respect to the credit quality of the issuer. While the Advisor will consider such an event in their determination of whether the Portfolio should continue to hold the particular security in its investment portfolio, no such event will automatically require the Advisor to dispose of the security. In no event, however, will more than 5% of the Portfolio's total assets consist of securities that have been downgraded to a rating lower than the minimum rating in which the Portfolio is permitted to invest or, in the case of unrated securities, that have been determined by the Advisor to be of a quality lower than such minimum rating.

  Rated as well as unrated Tax Exempt Obligations will be analyzed by the Advisor on the basis of available information as to creditworthiness and with a view to various qualitative factors and trends affecting Tax Exempt Obligations generally. It should be noted, however, that the amount of information about the financial condition of an issuer of Tax Exempt Obligations or an obligor thereon may not be as extensive or as readily available as information regarding securities that are more actively traded.

  For temporary or liquidity purposes the Portfolio may invest in taxable obligations, provided that, in normal market conditions, no more than 20% of the Portfolio's income distributions during any year will be includable in gross income for purposes of federal income tax or Wisconsin personal income tax. The Portfolio may invest without limitation in taxable obligations on a temporary, defensive basis under unusual or special market conditions. Such taxable obligations, whether purchased for liquidity purposes or on a temporary, defensive basis, may include: obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated within the two highest grades by either Moody's or S&P; commercial paper rated in the highest grade by either of such rating services; certificates of deposit and bankers' acceptances of domestic banks which have capital, surplus and undivided profits of over $100 million; high-grade taxable municipal bonds; and repurchase agreements with respect to any of the foregoing investments. The Portfolio also may hold its assets in cash and, in accordance with limitations established in the Portfolio's investment restrictions (see "Investment Restrictions" in the Statement of Additional Information), in securities of tax-exempt money market mutual funds. An investment by the Portfolio in securities of tax-exempt money market mutual funds may cause the Portfolio to incur increased administration and distribution costs.

TAX EXEMPT OBLIGATIONS

  As used in this Prospectus, the term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income tax and from Wisconsin personal income tax. In certain instances the interest on such obligations may be an item of tax preference includable in alternative minimum taxable income depending upon the shareholder's tax status. See "Tax Status." Tax Exempt Obligations include primarily debt obligations issued to obtain funds for various public purposes such as constructing public facilities and making loans to public institutions.

  The two principal classifications of Tax Exempt Obligations are general obligation bonds and revenue bonds. General obligation bonds are generally secured by the full faith and credit of an issuer possessing general taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Revenue bonds are payable only from the revenues derived from a particular source or facility, such as a tax on particular property or revenues derived from, for example, a municipal water or sewer utility or an airport. Tax Exempt Obligations that benefit private parties in a manner different than members of the public generally (so-called private activity bonds or industrial development bonds)are in most cases revenue bonds, payable solely from specific revenues of the project to be financed. The credit quality of private activity bonds is usually directly related to the creditworthiness of the user of the facilities (or the creditworthiness of a third-party guarantor or other credit enhancement participant, if any). Additionally, Tax Exempt Obligations may consist of short term notes sold by the issuing municipality in anticipation of a bond sale, collection of taxes or receipt of other revenue. There are, of course, variations in the quality of Tax Exempt Obligations, both within a particular classification and between classifications, depending on various factors.

  The Portfolio also may purchase floating and variable rate demand notes from municipal issuers. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

  The yields on Tax Exempt Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general market conditions, the size of a particular offering, the maturity of the obligation and the rating of the issue. Generally, Tax Exempt Obligations of longer maturity produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated Tax Exempt Obligations generally produce a higher yield than higher-rated Tax Exempt Obligations due to the perception of a greater degree of risk as to the payment of principal and interest. While the Portfolio may invest in securities of any maturity, the weighted average maturity of the Portfolio's investment portfolio is expected to range between approximately 15 to 25 years.

PORTFOLIO TURNOVER AND MATURITY

  While it is not a policy of the Portfolio to trade actively for short-term profits, the Portfolio will dispose of securities without regard to the time they have been held when such action appears advisable to the Advisor. Frequent trades of investment portfolio securities generally will result in higher transaction and other costs. The portfolio turnover rate for the Portfolio is not expected to exceed 100%.

LENDING OF PORTFOLIO SECURITIES

  The Portfolio may lend its portfolio securities to brokers, dealers and other institutional investors, provided the Portfolio receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government Securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. During the term of the loan, the Portfolio is entitled to receive interest and other distributions paid on the loaned securities, as well as any appreciation in the market value. The Portfolio is also entitled to receive interest from the institutional borrower based on the value of the securities loaned. The Portfolio seeks to increase its income by investing the cash collateral received on the loan in short term, money market type instruments. From time to time, a Portfolio may return to the borrower, and/or a third party which is unaffiliated with Principal Preservation and which is acting as a "placing broker," a part of the interest earned from the investment of the collateral received for securities loaned.

  The Portfolio does not have the right to vote the securities loaned during the existence of the loan, but can call the loan to permit voting of the securities, if, in the Advisor's judgment, a material event requiring a shareholder vote would otherwise occur before the loan is repaid. In the event of bankruptcy or other default of the borrowing institution, the Portfolio could experience delays in liquidating the loan collateral or recovering the loaned securities, and incur risk of loss including: (1) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. To minimize these risks, the Advisor evaluates and continually monitors the creditworthiness of the institutional borrowers to which the Portfolio lends its securities.

  To minimize the foregoing risks, the Portfolio's securities lending practices are subject to the following conditions and restrictions: (1) the Portfolio will not make such loans in excess of 33% of the value of its total assets; (2) the Portfolio must receive cash collateral in an amount at least equal to 100% of the value of the securities loaned; (3) the institutional borrower must be required to increase the amount of the cash collateral whenever the market value of the loaned securities rises above the amount of the collateral; (4) the Portfolio must have the right to terminate the loan at any time; (5) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities and any increase in the market value of the loaned securities; and (6) the Portfolio may not pay any more than reasonable custodian fees in connection with the loan.

OTHER INVESTMENT PRACTICES AND ASSOCIATED RISKS

  To earn income, the Portfolio may enter into forward commitments, and may make short sales of already owned securities.

  Forward Commitments. The Portfolio may purchase securities for future delivery, which may increase the Portfolio's overall investment exposure. If the value of the securities declines prior to the scheduled delivery date, the Portfolio's net asset value per share would decline correspondingly. The Portfolio does not intend to engage in forward commitment transactions if, after such purchase, more than 5% of the Portfolio's net assets would consist of such securities. See "When-Issued and Delayed Delivery Transactions" in the Statement of Additional Information.

  Short Sales "Against-the-Box." The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short, and that not more than 10% of the Portfolio's net assets (determined at the time of short sale) may be segregated as collateral for such sales. It is the present intention of management to make such sales only to defer realization of gain or loss for federal income tax purposes.

  Repurchase Agreements. The Portfolio may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for defensive purposes during times of adverse market conditions. The Portfolio may enter into repurchase agreements with respect to any securities which it may acquire (except for below investment grade bonds) consistent with its investment policies and restrictions.

  A repurchase agreement involves the purchase by the Portfolio of securities with the condition that, after a stated period of time, the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Portfolio will seek to sell the collateral, which action could involve costs or delays. In such case, the Portfolio's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio could suffer a loss. Additional information regarding repurchase agreements is set forth in the Statement of Additional Information.

  State or Municipal Lease Obligations. The Portfolio is permitted to invest up to 10% of the value of its net assets in state or municipal leases. Municipal leases are obligations issued by Wisconsin and its local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract or a participation certificate in any of the above. In determining leases in which the Portfolio will invest, the Advisor will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Advisor may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. Additional information regarding municipal leases is set forth in the Statement of Additional Information.

  Concentration Policy. Although the Portfolio may invest 25% or more of its total assets in limited obligation bonds, the Portfolio will not invest 25% or more of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, except that the Portfolio may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations. In such circumstances, economic, business, political and other changes affecting one bond might also affect other bonds in the same segment, thereby potentially increasing market or credit risk. Appropriate available investments may be in limited supply, from time to time in the opinion of the Advisor, due to, among other things, the Portfolio's investment policy of investing primarily in obligations of Wisconsin (and municipalities, other political subdivisions and public authorities thereof) and of investing primarily in investment grade securities.

  Housing Obligations. The Portfolio may invest, from time to time, 25% or more of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Since housing authority obligations, which are not general obligations of Wisconsin, are generally supported to a large extent by Federal housing subsidy programs, the failure of a housing authority to meet the qualifications required for coverage under the Federal programs, or any legal or administrative determination that the coverage of such Federal programs is not available to a housing authority, could result in a decrease or elimination of subsidies available for payment of principal and interest on such housing authority's obligations. Weaknesses in Federal housing subsidy programs and their administration also could result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Repayment of housing loans and home improvement loans in a timely manner is dependent on factors affecting the housing market generally and upon the underwriting and management ability of the individual agencies (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments). Economic developments, including fluctuations in interest rates, failure or inability to increase rentals and increasing construction and operating costs, may also adversely impact upon revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

  Health Care Obligations. The Portfolio may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any subject health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is dependent, among other things, upon the revenues, costs and occupancy levels of the subject health care entity or hospital. Revenues and expenses of hospitals and health care facilities will be affected by future events and conditions relating generally to, among other things, demand for health care services at the particular type of facility, increasing costs of medical technology, utilization practices of physicians, the ability of the facilities to provide the services required by patients, employee strikes and other adverse labor actions, economic developments in the service area, demographic changes, greater longevity and the higher medical expenses of treating the elderly, increased competition from other health care providers and rates that can be charged for the services provided. Additionally, a major portion of hospital revenues typically is derived from federal or state programs such as Medicare and Medicaid and from other insurers. The future solvency of the Medicare trust fund is periodically subject to question. Changes in the compensation and reimbursement formulas of these governmental programs or in the rates of insurers may reduce revenues available for the payment of principal of or interest on hospital revenue bonds. Governmental legislation or regulations and other factors, such as the inability to obtain sufficient malpractice insurance, may also adversely impact upon the revenues or costs of hospitals. Future actions by the federal government with respect to Medicare and by the federal and state governments with respect to Medicaid, reducing the total amount of funds available for either or both of these programs or changing the reimbursement regulations or their interpretation, could adversely affect the amount of reimbursement available to hospital facilities. A number of additional legislative proposals concerning health care are typically under review by the United States Congress at any given time. These proposals span a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of prepaid health care plans. It is impossible to predict what legislative reforms may be made in the future in the health care area and what effect, if any, they may have on the health care industry generally or on the creditworthiness of health care issuers of specific securities in which the Portfolio may invest from time to time.

  Utility Obligations. The Portfolio may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material, construction and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

  Other Risks. The exclusion from gross income for purposes of federal income taxes and Wisconsin personal income taxes for certain housing, health care and utility bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Portfolio to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where a mortgage securing housing bonds is insured by the Federal Housing Administration ("FHA") or other issuer, the consent of the FHA or other issuer may be required before insurance proceeds would become payable to redeem the bonds.

                             SPECIAL CONSIDERATIONS

ECONOMIC SECTOR AND INDUSTRY CONCENTRATION

  As discussed above (See "Investment Program -- Other Investment Practices and Associated Risks"), the Portfolio may, under certain circumstances, invest more than 25% of its total assets in limited obligation bonds payable from revenues of issuers involved in any one or more of the housing, utilities or health care industries and economic sectors. There may be economic, business or political developments or changes that affect all securities of a similar type, such as proposed legislation affecting the financing of certain projects, shortages or price increases of necessary materials, or declining market needs for certain projects. As a result of the possible industry concentration of the Portfolio's investment portfolio, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolio's performance.

GEOGRAPHIC CONCENTRATIONS

  Because, under normal market conditions, the Portfolio will invest primarily in securities, the interest on which is exempt from federal income tax and from Wisconsin personal income tax, it is likely that the Portfolio's investments will be concentrated in securities issued by issuers located in Wisconsin. Also, at times when the supply of Wisconsin issues is inadequate to meet the investment needs of the Portfolio, a significant portion of the Portfolio's assets will be invested in Tax Exempt Obligations originating from Puerto Rico. This geographic concentration may expose the Portfolio to greater credit risks than would be the case for an investment company investing in a nationally diversified portfolio of municipal securities. The value of the Portfolio's investments may be closely tied to local, political and economic conditions and developments within the State of Wisconsin and/or the territory of Puerto Rico. Other risks include possible tax changes, environmental concerns and differing levels of supply and demand for debt obligations exempt from federal and Wisconsin personal income taxes. The Portfolio's policies and programs seek to minimize this geographic concentration risk in a number of ways. First, the Portfolio intends to comply with the provisions of Subchapter M of the Code which, in part, require that, at the close of each quarter of the taxable year, those issues which represent more than 5% of the Portfolio's total assets must be limited in the aggregate to 50% of the Portfolio's total assets, and that no single issue may exceed 25% of the Portfolio's total assets. Moreover, geographic concentration is reduced since the Portfolio's policies and programs permit it to purchase securities issued by territories and possessions of the United States outside of Wisconsin, including Puerto Rico, the Virgin Islands, Guam and the District of Columbia, which are exempt from federal and Wisconsin personal income taxes.


  Wisconsin's economy, although fairly diverse, is primarily concentrated in the services industry (accounting for approximately 25% of its total non-farm employment) and secondarily in manufacturing and retail. Wisconsin's economy has continued to outperform the national economy. The State's unemployment rate has been below the national average for the past ten years, and its state government has also maintained a balanced budget during that same period. As a result, revenues and assets necessary to support and collateralized interest and principal payments on bonds issued by Wisconsin public and private issuers in which the Portfolio may invest remain relatively strong.


  Since the early 1970s, manufacturing has been the primary force in Puerto Rican development. Other major sectors of Puerto Rico's economy include government, trade and services. Puerto Rico's unemployment rate remains relatively high at approximately 13.4%, and per capita income is less than half of the average in the United States. Debt ratios for Puerto Rico are high as it assumes much of the responsibility for financing improvements in the local infrastructure. Puerto Rico's economic base remains centered around tax advantages offered to U.S. manufacturing firms. Legislation passed in 1996 reduced these tax incentives. While the long-term effects of these reductions cannot be predicted, it is possible that they could give rise to economic instability and volatility in the market for municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities, including those in which the Portfolio invests.

  For a more detailed description of the economies and financial conditions of Wisconsin and Puerto Rico, see "Geographic Concentration Factors" in the Statement of Additional Information.

DEBT OR OTHER FIXED INCOME SECURITIES

  The total return earned on a Portfolio's debt or other fixed income securities will consist of the change in the net asset value per share of the Portfolio attributable to changes in the market value of such securities, together with the per share income generated by those securities. The net asset value of fixed income securities will be affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities in the Portfolio.

  A bond's yield reflects the fixed annual interest as a percent of its current price (the same concept is true for other debt and fixed income securities). This price (the bond's market value) must increase or decrease in order to adjust the bond's yield to current interest rate levels. Therefore, bond prices generally move in the opposite direction of interest rates. As a result, interest rate fluctuations will affect the net asset value of the fixed income securities held by the Portfolio, but will not affect the income received by the Portfolio from its existing fixed income securities. However, changes in prevailing interest rates will affect the yield on shares subsequently issued by the Portfolio. In addition, such fluctuations would affect the income received on any variable rate demand notes or other variable rate securities held by the Portfolio.

  Movements in interest rates typically have a greater effect on the prices of longer term bonds than those with shorter maturities. The following table illustrates the effect of a 1% change in interest rates on a $1,000 bond with a 7% coupon.
                                          PRINCIPAL VALUE IF RATES:
                                          ----------------------------
                          MATURITY          INCREASE 1%    DECREASE 1%
                          --------          -----------    -----------
  Intermediate Bonds      5 years              $959           $1,043
  Long-Term Bonds         20 years             $901           $1,116

  The Advisor will manage the debt securities in the Portfolio according to their assessment of the interest rate outlook. During periods of rising interest rates, the Advisor will likely attempt to shorten the average maturity of the Portfolio to cushion the effect of falling bond prices on the Portfolio's share prices. When interest rates are falling and bond prices are increasing, on the other hand, the Advisor will likely seek to lengthen the average maturity.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

  The Board of Directors of Principal Preservation is responsible for management of Principal Preservation and provides broad supervision over its affairs. The Advisor is responsible for the Portfolio's investment management, and Principal Preservation's officers are responsible for the Portfolio and Principal Preservation's overall operations.

THE ADVISOR

  The Portfolio is managed by Ziegler Asset Management, as investment advisor, pursuant to the terms of the Investment Advisory Agreement.


  Ziegler Asset Management is registered with the Securities and Exchange Commission as an investment advisor. On December 31, 1997, Ziegler Asset Management had approximately $1 billion under discretionary management. Ziegler Asset Management is a wholly-owned subsidiary of The Ziegler Companies, Inc.

  The Advisor provides the Portfolio with overall investment advisory and administrative services. Subject to such policies as the Board of Directors may determine, the Advisor makes investment decisions on behalf of the Portfolio, makes available research and statistical data in connection therewith, and supervises the acquisition and disposition of investments by the Portfolio, including the selection of broker-dealers to carry out portfolio transactions.


  The Advisor bears all of its own expenses of providing services under the Advisory Agreement and pays all salaries, fees and expenses of the officers and Directors of Principal Preservation who are affiliated with Ziegler Asset Management. The Portfolio bears all other expenses including, but not limited to, necessary office space, telephone and other communications facilities and personnel competent to perform administrative, clerical and shareholder relations functions; salary, fees and expenses (including legal fees) of those Directors, officers and employees of Principal Preservation who are not officers, directors or employees of the Advisor; interest expenses; fees and expenses of the Distributor, Transfer Agent and Dividend Disbursing
Agent; administrative expenses; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, expenses of registering and qualifying shares for sale with the Securities and Exchange Commission and with various state securities commissions; accounting and legal costs; insurance premiums; expenses of maintaining Principal Preservation's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and fees and expenses of membership in industry organizations.


  Under the Advisory Agreement, the Portfolio pays Ziegler Asset Management an annual fee, in monthly installments, based on the average daily net assets of the Portfolio. The fee is at an annual rate of 0.50% on average daily net assets up to $250 million, and 0.40% on average daily net assets in excess of $250 million.


THE DISTRIBUTOR, TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING PRICING AGENT AND SHAREHOLDER SERVICING AGENT


  Ziegler, another wholly-owned subsidiary of The Ziegler Companies, Inc., also serves as the Distributor of the shares of the Portfolio pursuant to a Distribution Agreement; provides accounting and other administrative services, including daily valuation of the shares of the Portfolio, pursuant to an Accounting/Pricing Agreement; provides transfer agent services pursuant to a Transfer and Dividend Disbursing Agency Agreement; and provides services to shareholders with respect to shareholder accounts opened and maintained through Ziegler by its customers.

  The Distribution Agreement provides that Ziegler is entitled to receive a commission on its sales of the shares of the Portfolio at the rate disclosed in Principal Preservation's current Prospectus (see "Purchase of Shares"). Out of these commissions, Ziegler allows Selected Dealer Discounts (which are alike for all Selected Dealers) from the applicable public offering price. The Distribution Agreement continues from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of those Directors who are not interested persons of Principal Preservation, or by a vote of the holders of a majority of the outstanding shares. The Distribution Agreement may be terminated at any time by either party on sixty days' written notice and will automatically terminate if assigned. Principal Preservation also reimburses Ziegler for certain expenditures incurred by it in connection with the distribution of Principal Preservation's shares pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act. (see "Distribution Expenses").


  The Accounting/Pricing Agreement provides that Ziegler is entitled to receive a fee for accounting services provided thereunder at an annual rate of 0.03% of the Portfolio's total assets of $30 million but less than $100 million, 0.02% of the Portfolio's total assets of $100 million but less than $250 million, and 0.01% of the Portfolio's total assets of $250 million or more, with a minimum fee of $19,000 per Portfolio per year, plus expenses.

  Ziegler presently serves as, and other brokers and financial institutions may in the future serve as, shareholder servicing Agents for shareholder accounts opened and maintained through them by their customers. Such agents provide shareholder services to the Portfolio with respect to these accounts pursuant to separate shareholder servicing agreements with Principal Preservation. The services include among others, (a) providing transfer agent and subtransfer agent services for the Agent's customers who purchase and hold shares of the Portfolio through the Agent; (b) aggregating and processing purchase and redemption orders in shares of the Portfolio for the benefit of the Agent's customers and transmitting and receiving funds in connection therewith, including arranging for the wiring of funds; (c) preparing and distributing statements showing share ownership information with respect to the Agent's customers who purchase and hold shares of the Portfolio through the Agent; (d) processing dividend payments and other distributions paid or made on shares of the Portfolio which are owned beneficially by the Agent's customers; (e) providing subaccounting services with respect to shares of the Portfolio purchased and held by the Agent's customers through the Agent; (f) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices and updated prospectuses relating to shares of the Portfolio owned beneficially by the Agent's customers; (g) receiving, tabulating and transmitting proxies executed with respect to shares of the Portfolio owned beneficially by customers of the Agent; (h) providing necessary personnel and facilities to establish and maintain the shareholder services contemplated by the shareholders servicing agreement; (i) verifying and guaranteeing signatures of the Agent's customers in connection with redemption orders and transfers among and changes in customer-designated accounts holding shares of the Portfolio; (j) furnishing, on behalf of Ziegler as the Distributor (either separately or on an integrated basis with other reports sent by the Agent to its customers) all immediate, monthly and annual statements and confirmations of all purchases and redemptions of shares of the Portfolio in the customer's account(s) required by applicable federal or state laws; (k) providing reports requested by Ziegler as Distributor which contain state-by-state listing of the principal residences of the Agent's customers who purchase and hold shares of the Portfolio through the Agent; and (l) providing such other related services as Principal Preservation or a customer of the Agent reasonably may request.

  Under Ziegler's Shareholder Servicing Agreement with Principal Preservation, Ziegler receives a fee for providing these services at an annual rate of up to 0.15% of the Portfolio's average daily net assets representing shares owned by Ziegler's customers and held in accounts serviced by Ziegler. The Portfolio also reimburses Ziegler for certain out-of-pocket expenses it incurs in providing these services. Ziegler also is entitled to reimbursement from the Portfolio for out-of-pocket expenses (as opposed to overhead and other internal expenses of Ziegler) that it incurs in connection with providing the services contemplated by the Shareholder Servicing Agreement, including without limitation, fees and expenses that Ziegler pays to third parties in connection with the processing and mailing of proxies and other shareholder communications to its customers with respect to shares of the Portfolio purchased and held by such customers through Ziegler.

  Pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement by and between Ziegler and Principal Preservation, Ziegler provides transfer and dividend disbursing agent and other shareholder account services with respect to all shareholder accounts that are not serviced separately by Ziegler or another shareholder servicing agent pursuant to the terms of a shareholder servicing agreement. The Transfer and Dividend Disbursing Agency Agreement provides that Ziegler is entitled to receive compensation deemed reasonable by the Board of Directors of Principal Preservation for services provided thereunder. The rate of compensation is currently at $13.50 per account for the Portfolio. Principal Preservation also reimburses Ziegler for all out-of-pocket expenses incurred in providing such services.


CUSTODIAN


  Firstar Trust Company serves as the Custodian of the Fund's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar Trust Company is entitled to receive an annual fee of 0.02% of the first $500 million of the Fund's net asset value and 0.015% of the assets in excess of $500 million.

THE PORTFOLIO MANAGER

  Mr. Thomas P. Sancomb has managed the investment of the assets of the Portfolio since its inception in 1994. Mr. Sancomb has served with Ziegler and Ziegler Asset Management in various capacities since March, 1975. He has served on Ziegler's Investment Committee since July, 1984. He is a Vice President of both Ziegler and Ziegler Asset Management. Mr. Sancomb also serves as manager of the bond portfolios for several other of the Principal Preservation portfolios.

                   DETERMINATION OF NET ASSET VALUE PER SHARE

  Net asset value per share of each portfolio is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the Portfolio's total assets (the value of the securities the Portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share will be calculated every week day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of 2:30 p.m. New York time, for the Portfolio.

                               PURCHASE OF SHARES


  Shares of the Portfolios may be purchased through Ziegler or Selected Dealers. Shares also may be purchased in connection with a program of services offered or administered by a broker-dealer, investment advisor, financial institution or other service provider, provided the program meets certain standards established from time to time by Ziegler. You also may purchase shares directly be sending a check payable to Principal Preservation Portfolios, Inc., 215 North Main Street, West Bend, Wisconsin 53095, along with a completed account application. None of the Portfolios will issue shares for consideration other than cash, except in the case of a bona fide reorganization or statutory merger or in certain other acquisitions of portfolio securities which meet the requirements of applicable state securities laws. See "Purchase of Shares" in the Statement of Additional Information. Orders for the purchase of shares received prior to the close of business on the Exchange will be invested at the net asset value computed on that day. Orders received after the close of trading on the Exchange will be invested at the net asset value determined as of the close of trading on the Exchange on the next business day.


  Except as described below, the minimum initial investment is $1,000, and the minimum additional investment is $50. Exchanges between the Portfolio and another Principal Preservation portfolio, reinvestments of distributions from any Principal Preservation portfolio or from various unit investment trusts sponsored by Ziegler, reinvestments of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II and reinvestments of interest payments on bonds underwritten by Ziegler are not subject to the minimum additional investment requirement. An initial investment of $100 is permitted if made pursuant to an automatic investment plan providing for subsequent automatic investments of at least $100. See "Shareholder Services -- Systematic Purchase Plan."

  Shares may be purchased by investors at net asset value plus a sales charge as follows:

                                      PUBLIC OFFERING               NET AMOUNT
  SIZE OF INVESTMENT                        PRICE*<F8>             INVESTED
  ------------------               ---------------               ----------
  Less than $50,000                          2.50%                    2.56%
  $50,000 but less than $100,000             2.00%                    2.04%
  $100,000 but less than $250,000            1.50%                    1.52%
  $250,000 but less than $500,000            1.25%                    1.26%
  $500,000 but less than $1,000,000          1.00%                    1.01%
  $1,000,000 or more                            0%                       0%


 *<F8>The sales charge reallowed by the Distributor to participating dealers and the commissions paid by the Distributor to participating financial institutions acting as agent for their customers are: (1) 0.50% for purchases of less than $250,000; (2) 0.40% for purchases of $250,000 or more, but less than $500,000; and (3) 0.30% for purchases of $500,000 or more, but less than $1 million. No reallowance or commission will be paid in connection with purchases of $1 million or more. The Distributor may offer additional compensation in the form of trips, merchandise or entertainment as sales incentives to Selected Dealers. The Distributor's sales representatives may not qualify to participate in some of these incentive compensation programs and the Distributor may offer similar incentive compensation programs in which only its own sales representatives qualify to participate. In addition to the amount paid to Selected Dealers, the Distributor may from time to time pay an additional concession or commission to a Selected Dealer which employs a registered representative who sells, during a specific period, a minimum dollar amount of shares, or may pay an additional concession to Selected Dealers on such terms and conditions as the Distributor determines. In no event will such additional concession or commission paid by the Distributor to the Selected Dealer exceed the difference between the sales charge and the Selected Dealer's allowance or commission in respect of shares sold by the qualifying registered representatives of the Selected Dealer. A Selected Dealer who receives such an additional concession may be deemed to be "underwriter" in connection with sales by it of such shares and in that capacity the Selected Dealer may be subject to the applicable provisions of the Securities Act of 1933.

  Banks, acting as agents for their customers and not for the Portfolio or the Distributor, from time to time may purchase Portfolio shares for the accounts of such customers. Generally, the Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Should the activities of any bank, acting as agent for its customers in connection with the purchase of any Portfolio's shares, be deemed to violate the Glass-Steagall Act, management will take whatever action, if any, is appropriate in order to provide efficient services for the Portfolio. Management does not believe that a termination in the relationship with a bank would result in any material adverse consequences to the Portfolio. In addition, state securities laws on this issue may differ and banks and financial institutions may be required to register as dealers pursuant to state law. The Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or other financial institution, are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency, and involve a risk of possible loss, including loss of principal.

  Reduced Sales Charges. There are several ways to pay a lower sales charge. One is to increase the initial investment to reach a higher discount level. The above scale is applicable to initial purchases of Principal Preservation shares by any "purchaser." The term "purchaser" includes (1) an individual, (2) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own accounts, (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account, or (4) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

  Another way to pay a lower sales charge is for a "purchaser" to add to his investment so that the current value of his shares, plus the offering price of the new shares, reach a higher discount level. For example, if the current value of the shares held by a shareholder in the Portfolio equals $100,000, the shareholder will pay a reduced sales charge on additional purchases of shares. If the shareholder invested an additional $100,000, the sales charge would be 1.5% on that additional investment. A shareholder's holdings in all Principal Preservation portfolios which have a sales charge will be aggregated in determining the break-point at which he is entitled to purchase in the Portfolio or in any other Principal Preservation portfolio.


  A third way is for a "purchaser" to sign a non-binding letter of intent to invest $25,000 or more over a 13-month period in any one or combination of Principal Preservation portfolios which have a sales charge. If the purchases are completed during that period, each purchase will be at a sales charge applicable to the aggregate of the shareholder's intended purchases. Under terms set forth in the letter of intent, shares valued at 5% of the amount of intended purchase are escrowed and will be redeemed to cover the additional sales charge payable if the Letter of Intent is not completed. Any remaining shares held in escrow will be released to the purchaser. A purchaser will continue to earn dividends and capital gains distributions declared by a portfolio with respect to shares held in escrow.

  Group Purchases. A reduced sales charge is also available to members of a qualified group. The sales charge for such persons is calculated by taking into account the aggregate dollar value of shares of all Principal Preservation shares sold subject to a sales charge being purchased or currently held by all members of the group. Further information on group purchases is contained in "Purchase of Shares" in the Statement of Additional Information.

  To receive the benefit of the reduced sales charge, the shareholder must inform Principal Preservation or Ziegler, his shareholder servicing agent or Selected Dealer that the shareholder qualifies for such a discount.

PURCHASES AT NET ASSET VALUE

  Shares may be purchased at net asset value (that is, without a sales charge) by a purchaser purchasing at least $1 million of shares or the value of whose account at the time of purchase is at least $1 million if the purchase is made through a Selected Dealer who has executed a selling agreement with the Distributor. The term "purchaser" has the meaning described in "Reduced Sales Charges" above. The Distributor may make a payment or payments, out of its own funds, to the Selected Dealer in an amount not to exceed 0.75% of the amount invested. All or a part of such payment may be conditioned on the monies remaining invested with Principal Preservation for a minimum period of time.


  Shares may also be purchased at net asset value when payment for those shares represents the proceeds from the redemption of shares of another mutual fund which charges a front end sales charge and which is not part of Principal Preservation. This load-free privilege is also available with respect to redemption proceeds received from a no load fund if the shares redeemed were acquired by the holder in exchange for shares of a load fund in connection with a merger or other business combination transaction between the predecessor load fund and the successor no load fund. A purchase of shares of the Portfolio may be made at net asset value under this provision regardless of whether the sales charge was paid on the shares redeemed in the unrelated fund, but the redemptio of those shares must have occurred no more than 90 days prior to the purchase of shares of the Portfolio. The Distributor may make a payment or payments, out of its own funds, to Selected Dealers effecting such exchanges, in an amount not to exceed 0.50 of 1% of the amount invested. All or a part of such payment may be conditioned upon the monies remaining invested with Principal Preservation for a minimum period of time. Shares of Principal Preservation in addition to those qualifying for purchase at net asset value under this provision may be purchased at net asset value plus the normal sales charge.


  Shares may also be purchased at net asset value by:  Directors and officers of Principal Preservation (including shares purchased jointly with or individually by any such person's spouse and shares purchased by any such person's children or grandchildren under age 21); employees of Ziegler, Selected Dealers, Skyline Asset Management, L.P. (which serves as sub-advisor to the Select Value Portfolio) or Ziegler Asset Management, and the trustee or custodian under any pension or profit-sharing plan established for the benefit of their employees. The term "employee" includes an employee's spouse (including the surviving spouse of a deceased employee), parents (including step-parents and in-laws), children, grandchildren under age 21 and siblings, and retired employees. Shares may also be purchased with a reduced sales charge of 0.50% by directors of The Ziegler Companies, Inc. who are not also employees of Ziegler.

  Shares may also be purchased without a sales charge upon the reinvestment of distributions from the Portfolio or any other Principal Preservation portfolio, or investment of distributions from various unit investment trusts sponsored by Ziegler; the reinvestment of principal or interest payments on bonds issued by Ziegler Mortgage Securities, Inc. II; or the reinvestment of interest payments on bonds underwritten by Ziegler.


  Shares may also be purchased without a sales charge through a program of services offered or administered by a broker-dealer, investment advisor, financial institution or other service provider, provided the program meets certain standards established from time to time by Ziegler. You should read the program materials provided by the service provider, including information relating to fees, in conjunction with this Prospectus. Certain features of a Portfolio may not be available or may be modified in connection with the program of services provided. When shares are purchased this way, the service provider, rather than its customer, may be the shareholder of record of the shares. The service provider may charge fees of its own in connection with the investor's participation in the program of services. Certain service providers may receive compensation from Principal Preservation and/or Ziegler for providing such services.

                                  REDEMPTIONS

  You may have any or all of your shares redeemed as described below on any day Principal Preservation is open for business at the net asset value next determined. See "Determination of net Asset Value Per Share." If the order is received prior to the close of the Exchange the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next business day.

  By Telephone. If you have completed the Telephone Redemption Authorization and signature guarantee sections of the account application, you may redeem shares by calling Ziegler at 800-826-4600 or your shareholder servicing agent. This authorization must be on file at least five days prior to the first telephone redemption. This authorization requires a signature guarantee. At your request, redemption will be made by wire to the bank account designated on the account application or a check will be sent to you at the registered address for your account on the business day following the redemption. See "Redemptions -- Sending Redemption Proceeds -- By Wire."

  You cannot redeem shares by telephone if you hold stock certificates for those shares. Additionally, shares paid for by personal, corporate, or government check cannot normally be redeemed before the 15th day after the purchase date or until the check clears, whichever occurs first.

  By establishing the telephone redemption service, you authorize Ziegler or your shareholder servicing Agent to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. The shareholder assumes some risks for unauthorized transactions by establishing the telephone redemption service. Ziegler has implemented, and will require that each shareholder servicing agent also implements, procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If Ziegler, a shareholder servicing agent, Principal Preservation, Ziegler Asset Management or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses he suffers from any resulting unauthorized transaction(s). However, none of Ziegler, any shareholder servicing agent, Ziegler Asset Management, Principal Preservation or any of their employees will be liable for losses suffered by a shareholder which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

  By Mail. To redeem shares by mail, send the following information to Ziegler or your shareholder servicing Agent: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number; (2) the stock certificates for the shares being redeemed, if the certificates are held by the shareholders; (3) any required signature guarantees (see "Signature Guarantees" below); and (4) any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

  Ziegler or your shareholder servicing Agent will redeem shares when it has received all necessary documents. You will be notified promptly by Ziegler or your shareholder servicing agent if your redemption request cannot be accepted. Neither Ziegler nor your shareholder servicing Agent may accept redemption requests which specify a particular date for redemption or which specify any special conditions. Questions concerning redemption procedures should be directed to Ziegler at 800-826-4600 or to your shareholder servicing agent.

  Signature Guarantees. To protect you, Ziegler or your shareholder servicing Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable Ziegler or your shareholder servicing Agent to be sure that you are the person who has authorized a redemption from your account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has changed within the past thirty (30) days; (4) authorizations to redeem by telephone; and (5) requests to transfer the registration of shares to another owner. These requirements may be waived by Principal Preservation in certain instances.

  Ziegler or your shareholder servicing Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

  Sending Redemption Proceeds. Redemption proceeds will not be sent until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

  By Mail. Checks for redemption proceeds typically are mailed within one or two days, but not later than seven days, after it receives the request and all necessary documents.


  By Wire. Wire redemption proceeds normally will be wired to your bank the next business day after Ziegler or the shareholder servicing agent receives the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. Ziegler currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

  Redemption through Securities Brokers. Shares can also be redeemed through a securities dealer, who may charge a fee.

  Conditions on Redemptions. If, due to redemption, your account in the Portfolio drops below $500 for three months or more, Principal Preservation has the right to redeem your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

  Principal Preservation may suspend the right to redeem shares in the Portfolio for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders.

  It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in securities or other property of the Portfolio. However, the Portfolio has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Persons receiving such securities would incur brokerage costs when these securities are sold.

                              SHAREHOLDER SERVICES

  Principal Preservation offers a number of shareholder services designed to facilitate investment in Portfolio shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained from Principal Preservation, or Ziegler. Some of the services described below may not be available from all shareholder servicing Agents. Shareholders and prospective investors should check with their shareholder servicing Agent to determine if it makes all of these services available.


  Systematic Purchase Plan. A systematic purchase plan may be established at any time. The minimum initial investment to participate in the systematic purchase plan is $100 ($50 if the shareholder account is valued at more than $1,000). Minimum subsequent monthly deposits are $100. By participating in the systematic purchase plan, you may automatically make purchases of shares in the Portfolio on a regular, convenient basis. Under the systematic purchase plan, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of the Portfolio shares. The systematic purchase plan can be implemented with any financial institution that will accept the debits. There is no service fee for participating in the systematic purchase plan. An application and instructions on establishing the systematic purchase plan are available from your shareholder servicing Agent, Ziegler or Principal Preservation.

  Periodic Withdrawal Plan. You may establish a periodic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Portfolio. The periodic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum amount you may receive under a periodic withdrawal plan is $150 per month. Normally, you would not make regular investments at the same time you are receiving periodic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of your new investments is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The periodic withdrawal plan may be terminated at any time by written notice.


  Reinvestment Privilege. If you redeem shares in the Portfolio, you may reinvest all or part of the redemption processed in the Portfolio, without a sales charge, if you send written notice to Principal Preservation, Ziegler or your shareholder servicing Agent not more than 90 days after the shares are redeemed. Your redemption proceeds will be reinvested on the basis of net asset value of the shares in effect immediately after receipt of the written request. You may exercise this reinvestment privilege only once upon redemption of your shares. Any capital gains tax you incur on the redemption of your shares is not altered by your subsequent exercise of this privilege. If the redemption resulted in a loss and reinvestment is made in shares, the loss will not be recognized.

  Exchange Privilege. Subject to compliance with applicable minimum investment requirements, shares of any Principal Preservation portfolio may be exchanged for shares of any other Principal Preservation portfolio in any state where the exchange may legally be made. The standard sales commission applicable to purchases of shares of the Principal Preservation portfolio into which the exchange is being made (as disclosed in the then current prospectus for that Principal Preservation portfolio) will be charged in connection with the exchange, less any sales commission previously paid by the shareholder with
respect to the shares being exchanged.   However, if a front-end sales
commission was previously paid with respect to the shares being exchanged and the investment represented by such shares has been held in one or more Principal Preservation portfolios continuously for at least one year prior to the proposed exchange, then no additional sales commission will be charged in connection with the exchange. Before engaging in any such exchange, a shareholder should obtain from Ziegler and carefully read the current prospectus relating to the Principal Preservation portfolio into which he or she intends to exchange. Such exchanges may be subject to a service charge by Ziegler (currently $5.00) or the shareholder servicing Agent.

  In order to effect an exchange on a particular business day, Ziegler must receive a completed exchange authorization form or other written instructions, signed by all account owners, no later than 3:00 p.m. Eastern time. Exchange authorization forms may be obtained from, and should be returned to, Ziegler at 215 North Main Street, West Bend, Wisconsin 53095. Ziegler may accept instructions from selected dealers or shareholder servicing Agents, subject to certain conditions and requirements, for the exchange of shares held in an investor's account. Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide shareholders at least 60 days prior notice of any change that adversely affects their rights under this exchange privilege. All exchanges are subject to the conditions described above under "Redemptions."

  An exchange of shares is considered a sale for tax purposes and you will realize a gain or loss for federal income tax purposes.

  An excessive number of exchanges may be disadvantageous to Principal Preservation. Therefore, Principal Preservation, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than three exchanges of shares in 12 months or more than one exchange per calendar quarter.

  Reinvestment of Distributions or Interest Payments. Unit holders of Ziegler sponsored unit investment trusts, holders of Ziegler Mortgage Securities, Inc. II bonds and holders of bonds underwritten by Ziegler may purchase shares of the Portfolio by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest from the bonds underwritten by Ziegler, as the case may be. Unit holders and bondholders desiring to participate in this plan should contact Ziegler or their shareholder servicing Agent for further information.

            DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

  Dividends from net investment income will be declared daily and paid monthly in the Portfolio. Dividends may be taken in cash or additional shares at net asset value (without a sales charge). You may also direct Ziegler or your shareholder servicing agent to invest the dividends in shares of any other Principal Preservation portfolio for which you have an account. The investment occurs on the same day as the dividend distribution date. Unless you have elected in writing to Ziegler or your shareholder servicing Agent to receive dividends and capital gain distributions in cash, they will be automatically reinvested in additional shares of the Portfolio.

  Capital gains distributions, if any, in the portfolios will be declared annually and normally will be paid within 45 days after the end of the fiscal year.

                                   TAX STATUS

  The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Code and to take all other action required to ensure that no federal income taxes will be payable by the Portfolio and that the Portfolio can pay exempt-interest dividends.

  Federal Income Taxation.  Distributions of net interest income from Tax
Exempt Obligations that are designated by the Portfolio as exempt-interest dividends are excludable from the gross income of the Portfolio's shareholders. The Portfolio's present policy is to designate exempt-interest dividends at each daily distribution of net interest income. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

  Distributions paid from other interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. Since none of the Portfolio's income will consist of dividends from domestic corporations, the dividends received deduction for corporations will not be applicable to taxable distributions by the Portfolio. Distributions paid from long-term capital gains (and designated as such) are taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held shares in the Portfolio. Under a special provision of the Revenue Reconciliation Act of 1993 (the "1993 Act"), if the Portfolio purchases a bond with market discount and later sells or otherwise disposes of the bond at a gain, it must recognize the gain as ordinary income (and not capital gain), to the extent of the market discount. The amount of this gain must also be treated as ordinary income by shareholders when distributed to them. Under the 1993 Act, long-term capital gains of individuals are taxed at a maximum rate of 28%, while the highest marginal regular tax rates on ordinary income for individuals for 1993 and subsequent years are 36% (applicable to taxable income in excess of $140,000 for married couples filing joint returns), and 39.6% (for both individuals filing single returns and married couples filing joint returns with taxable income in excess of $250,000). Shareholders not subject to federal income taxation will not be taxed on distributions by the Portfolio.

  For federal income tax purposes, an AMT is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's individual tax situation.

  Exempt-interest dividends attributable to interest income on certain Tax Exempt Obligations issued after August 7, 1986 to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Portfolio may invest up to 20% of its total assets in obligations, the interest on which is treated as an item of tax preference. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT, the environmental tax imposed on corporations by Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

  Gain or loss realized on the sale or exchange of shares in the Portfolio will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. Such gain or loss will be long-term gain or loss if the shares were held for more than one year. Furthermore, any loss on the sale or exchange of shares held for six months or less (although regulations may reduce this time to 31 days) will be disallowed for federal income tax purposes to the extent of the amount of any exempt-interest dividends received with respect to such shares.

  Any loss on the sale or exchange of shares of the Portfolio generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Portfolio within 30 days before or after such sale or exchange.
In addition, if a shareholder disposes of shares within 90 days of acquiring such shares and purchases other shares of affiliated mutual funds managed by the Advisor at a reduced sales charge, the shareholder's tax cost for determining gain or loss on the shares which are disposed of is reduced by the lesser of the amount of the sales charge that was paid when the shares disposed of were acquired or the taxable income, with certain adjustments.

  There is a possibility that shareholders may lose the tax-exempt status on the accrued income of a Tax Exempt Obligation if they redeem their shares in the Portfolio before a dividend has been declared. The redemption may convert the tax-exempt income characterization of accrued dividends to a taxable capital gain characterization to the shareholder. Shareholders should carefully consider and consult with their own tax advisers regarding the tax effects on them of such timing issues.

  Wisconsin State Taxation. Dividends paid by the Wisconsin Portfolio that are attributable to (1) interest earned on certain higher education bonds issued by the State of Wisconsin, certain bonds issued by the Wisconsin Housing and Economic Development Authority, Wisconsin Housing Finance Authority bonds, and public housing authority bonds and redevelopment authority bonds issued by Wisconsin municipalities, the interest on which is exempt from taxation by Wisconsin statute, and (2) interest earned on obligations of the U.S. government or its territories and possessions, will not be included in the income of the Portfolio shareholders subject to the Wisconsin personal income tax. All other dividends paid by the Portfolio will be subject to the Wisconsin personal income tax. Capital gain dividends qualifying as long-term capital gains for federal tax purposes will be treated as long-term capital gains for Wisconsin income tax purposes. Wisconsin taxes long-term capital gains at the same rates as ordinary income, while imposing limitations on the deductibility of capital losses similar to those under federal law.

  Wisconsin imposes an alternative minimum tax on individuals, trusts, and estates to the extent that such tax exceeds a taxpayer's regular tax liability. Wisconsin AMT is based on federal alternative minimum taxable income, with certain adjustments. Dividends paid by the Portfolio that are attributable to interest paid on, (1) obligations issued by the State of Wisconsin or its agencies, the interest on which is exempt from Wisconsin personal income tax under Wisconsin statute, or (2) obligations of U.S. territories and possessions, when received by shareholders subject to the Wisconsin personal income tax, will be excluded from the Wisconsin alternative taxable income of those shareholders.

  Buying a Dividend. On the record date for a distribution from capital gains by the Portfolio, its share price is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.

  Other Tax Information. Under federal tax law, some investors may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, investors subject to backup withholding will be those for whom a taxpayer identification number is not on file with Principal Preservation or who, to Principal Preservation's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, an investor must certify on the account application that the taxpayer identification number provided is correct and that the investment is not subject to backup withholding, or is exempt from backup withholding.

  The foregoing is only a summary of some of the important tax considerations generally affecting the Portfolio and their shareholders. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser with specific reference to your own tax situation.

                             DESCRIPTION OF SHARES


  The authorized common stock of Principal Preservation consists of one billion shares, par value of $0.001 per share. The shares of Principal Preservation are presently divided into eight series: Wisconsin Tax-Exempt Portfolio, Government Portfolio, Tax-Exempt Portfolio, S&P 100 Plus Portfolio, Select Value Portfolio, Dividend Achievers Portfolio, the PSE Tech 100 Index Portfolio and Cash
Reserve Portfolio, consisting of 50 million shares in each of the first seven series and 400 million in the Cash Reserve Portfolio. Effective June 1, 1998, it is anticipated that shares of the S&P 100 Plus, Dividend Achievers, Select Value and PSE Tech 100 Index Portfolios will be divided into Class A and Class B shares. Shares of the Cash Reserve Portfolio are also divided into two separate classes, Class X Common Stock (the Retail Class) and Class Y Common Stock
(the Institutional Class), consisting of 200 million shares each. The Board of Directors of Principal Preservation may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

  Each share of Principal Preservation has one vote, and when issued and paid for in accordance with the terms of the offering will be fully paid and nonassessable. Each share of a series is entitled to participate pro rata in dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to that series, and all shares of a series have equal rights in the event of liquidation of that series. Shares of stock are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share.

  Each share of each series of Principal Preservation (including each share of the Portfolio) is entitled to one vote on each matter presented to shareholders of that series. As a Maryland corporation, Principal Preservation is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or otherwise deemed appropriate by the Board of Directors. Special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract. On matters affecting an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of a series) a separate vote of the shares of that series is required. Shares of a series are not entitled to vote on any matter not affecting that series. All shares of each series vote together in the election of Directors. Shares do not have cumulative voting rights.

  As used in the Prospectus, the phrase "majority vote" of the outstanding shares of the Portfolio (or of Principal Preservation) means the vote of the lesser of: (1) 67% of the shares of the Portfolio (or Principal Preservation) present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Portfolio (or Principal Preservation).

                   PORTFOLIO TRANSACTIONS AND BROKERAGE

  Purchase and sale orders for portfolio securities may be effected through brokers, although it is expected that transactions in debt securities will generally be conducted with dealers acting as principals. Purchases and sales of securities on a stock exchange are effected through brokers or dealers. Brokerage commissions on securities and options are subject to negotiation between Principal Preservation and the broker.

  Principal Preservation will not deal with Ziegler or its affiliates in any transaction in which they act as a principal, but to the extent and in the manner permitted by the 1940 Act may effect brokerage transactions through them. The Advisors may utilize the services of Ziegler or an affiliate as a broker if the commissions, fees or other remuneration received by them are reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

  Allocation of transactions, including their frequency, to various dealers is determined by the Advisors in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Principal Preservation may also consider sales of shares of its portfolios as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution.

                             DISTRIBUTION EXPENSES

  In addition to the sales charge deducted at the time of purchase, the Portfolio is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. The Plan permits payments to be made by the Portfolio to the Distributor to reimburse it for expenditures incurred by it in connection with the distribution of the Portfolio's shares to investors. These payments include, but are not limited to, the payments to selling representatives or brokers as a service fee, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities on behalf of the Portfolio. Plan payments may also be made to reimburse the Distributor for its overhead expenses related to distribution of the Portfolio's shares. No reimbursement may be made under the Plan for expenses of the past fiscal years or in contemplation of expenses for future fiscal years.


  Under the Plan, the payments may not exceed an amount computed at an annual rate of 0.25% of the average daily net assets of the Portfolio. The Distribution Plan continues in effect, if not sooner terminated, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of any of the Advisors. For further information regarding the Distribution Plan, see "Distribution Plan" in the Statement of Additional Information.

                               OTHER INFORMATION

  Transfer and Dividend Disbursing Agent. B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095, acts as Transfer and Dividend Disbursing Agent.

  Shareholder Statements and Reports. Shareholders receive confirmation at least quarterly regarding their transactions and reports at least semiannually setting forth various financial and other information related to the Portfolio.

  Shareholder Inquiries. Shareholder inquiries may be directed to Principal Preservation at 215 North Main Street, West Bend, Wisconsin 53095; or by telephone at (800) 826-4600.

  Performance Information. From time to time the Portfolio may advertise its "yield" and "total return." Yield is based on historical earnings and total return is based on historical distributions; neither is intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a one month period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. "Total return" of the Portfolio refers to the average annual total return for one, five and ten year periods (or so much thereof as the Portfolio has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gains distributions, after giving effect to the maximum applicable sales charge. In addition, the Portfolio may advertise its "tax equivalent yield," which is computed by dividing that portion of the Portfolio's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt. Performance information should be considered in light of the Portfolio's investment objective and policies, characteristics and quality of the Portfolio and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future.
Further information is contained in the Statement of Additional Information.

  Portfolio Rating. From time to time the Portfolio may obtain and use a rating from a nationally recognized statistical rating organization. For a description of such ratings, see "Portfolio Ratings" in the Statement of Additional Information.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                TERMS AND CONDITIONS OF GENERAL APPLICATION FORM
                             ADDITIONAL INVESTMENTS

 After a Shareholder account is established, additional investments in the amount of $50 or more may be made to that existing account at any time. Additional investments of $100 or more may be made to existing accounts for investments made pursuant to a Systematic Purchase Plan. Such additional investments will be applied to the purchase of full and fractional shares of the specified Portfolio at the public offering price. These investments should be accompanied by an investment transmittal stub (attached to any previously received shareholder confirmation) and mailed directly to B.C. Ziegler and Company, 215 North Main Street, West Bend, Wisconsin 53095 (the Transfer Agent). Additional investments can also be made through your dealer.


                         INFORMATION PERTAINING TO THE
                               LETTER OF INTENT

 Subject to conditions specified below, each purchase during the 13-month period subsequent to the effective date of this application will be made at the public offering price applicable to a single transaction of the dollar amount indicated, as described in the then effective prospectus. The offering price may be further reduced under the Combined Purchase and Cumulative Investment Privilege if the Transfer Agent is advised of any shares previously purchased and still owned. You understand that you may, at any time during the period, revise upward your stated intention by submitting a written request to that effect. Such revision shall provide for the escrowing of additional shares. The original period of the Letter of Intent, however, shall remain unchanged. Each separate purchase made pursuant to the Letter of Intent is subject to the terms and conditions contained in the prospectus in effect at the time of that particular purchase. It is understood that you make no commitment to purchase shares, but that if purchases so made within 13 months from this date do not aggregate the amount specified, you will pay the increased amounts of sales charge prescribed in the terms of escrow. You or your dealer must refer to this Letter of Intent in placing each future order for shares while this Letter of Intent is in effect. It is understood that when remitting funds directly to the Transfer Agent for investment in your account, specific reference must be made to this Letter of Intent. This cancels and supersedes any previous instructions which you may have given inconsistent with the above. You have received a copy of the current prospectus to which this application relates.

Terms of Escrow to the Letter of Intent

 1. To assure compliance with provisions of the Investment Company Act of 1940, out of the initial purchase (or subsequent purchase if necessary) 5% of the dollar amount indicated on the reverse side hereof will be held in escrow in the form of shares (computed to the nearest full share at the applicable public offering price) registered in your name. These shares will be held at the Fund's Transfer Agent and be subject to the terms of escrow.

 2. If total purchases pursuant to this Letter of Intent equal the amount of the specified expected aggregate purchase, escrow shares will be released from restriction and be deposited to your account.

 3. If the total purchases pursuant to this Letter of Intent are less than the amount specified, you shall remit to the Dealer an amount equal to the difference between the dollar amount of sales charge actually paid and the amount of sales charge which would have been paid on the total purchases if all such purchases had been made at a single time. If the Distributor or the dealer, within 10 business days after request, does not receive this amount, they will instruct the Fund's Transfer Agent to redeem an appropriate number of escrow shares to realize such difference. If the proceeds from this redemption are inadequate, you will be liable to the Distributor or the dealer for the difference. The remaining shares after the redemption will be deposited to your account unless otherwise instructed.

 4. You hereby irrevocably constitute and appoint the Fund's Transfer Agent as attorney to surrender for redemption any or all shares on the books of the Fund, under the conditions previously outlined, with full power of substitutions in the premises.

 5. Any dividends and capital gain distributions declared by the Fund with respect to escrowed shares will be added to the escrow account.

                             COMBINED PURCHASE AND
                        CUMULATIVE INVESTMENT PRIVILEGE

 Shares may be purchased at the offering price applicable to the total of (a) dollar amount then being purchased plus (b) an amount equal to the value of the combined holdings of all Portfolios that have a sales charge of (1) an individual; (2) an individual, his spouse and their children under the age of 21 purchasing securities for his or their own account; (3) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account; (4) a pension, profit sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code (the "Code"); (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (6) employee benefit plans qualified under Section 401 of the Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of Section 2(a)(3)(c) of the Securities Act of 1933, as amended; or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order for this cumulative quantity discount to be made available, the shareholder or his securities dealer must notify B.C. Ziegler and Company or the Distributor of the total holdings in all Portfolios each time an order is placed.

                             TELEPHONE REDEMPTIONS

 If you elect to redeem by telephone, a signature guarantee must be included with the application. This authorizes and directs the Funds' and the Transfer Agent, acting as your attorneys-in-fact, to redeem any or all shares of the Funds' pursuant to instructions received by telephone from you or any other person and to wire the proceeds to the bank account designated in your application. You agree that any telephone instructions may be recorded.

                              DEALER AUTHORIZATION

 The dealer, in signing the Authorization, authorizes B.C. Ziegler and Company as its agent and on its behalf, to purchase from time to time Fund shares necessary for the shareholder who has signed the Authorization. B.C. Ziegler and Company is authorized and directed where necessary to cause the shares to be transferred to the name of the shareholder on the books of the Fund to retain and to account to the dealer for the dealer's sales charge due on each purchase, to confirm each direct sale to the shareholder on behalf of the dealer, and to transmit to the shareholder each new prospectus of the Fund or supplement thereto delivered to it for that purpose. The dealer guarantees the genuineness of the signature(s) on the Authorization and represents that each person who has signed the Authorization is of legal age and not under legal disability. The dealer also represents that it is a duly licensed and registered dealer and that it may lawfully sell the specified securities in the state designated as the investor's mailing address. It further represents, if the sale has been made within the United States, that it is a member of the NASD and has entered into a soliciting dealer agreement with B.C. Ziegler and Company with respect to such shares.

         TERMS AND CONDITIONS FOR ESTABLISHING SYSTEMATIC PURCHASE PLAN

1. OPENING A SYSTEMATIC PURCHASE PLAN ("SPP"). A SPP may be established at any time by submitting the information requested above to the Agent. Depending on the date you elect to have automatic investments made, the SPP may take up to 30 days to commence after receipt of the SPP request by the Agent. There is a minimum initial investment of $100.00 for accounts opened under the SPP, and for subsequent investments until your account balance reaches $1,000, after which investments can be made in increments of $50 or more.

2. INVESTMENTS. The Portfolio shall collect the amount specified from your account at the designated financial institution as hereby authorized, debiting such account to its own order. Other than the sales charge, there are no service fees for participation in the SPP. The Portfolio shall treat each deposit as if it were made by you directly.

3. TERMINATION. The privilege of making deposits under this service may be revoked by the Portfolio without prior notice if any debit is not paid upon presentation. The Portfolio shall be under no obligation to notify you of the non-payment and the Portfolio shall have no liability whatsoever with respect thereto. You may discontinue the SPP by written notice to the Agent which is received at least ten business days prior to the collection date or the SPP may be discontinued at any time by the Portfolio upon 30 days written notice prior to any collection date.

4. CHANGES IN ACCOUNT. In order to continue participation in the SPP, you must notify the Agent in writing of changes in your account. A "Voided" check reflecting the change of account must be attached to the written notification.

5. AVAILABILITY. The SPP is available only through financial institutions that have agreed to participate in such plans and may not be available to residents of certain states.

              PRINCIPAL PRESERVATION PORTFOLIOS, INC. (the "Fund")
                            ACCOUNT APPLICATION FORM
MAKE CHECK OR
MONEY ORDER PAYABLE TO: Principal Preservation Portfolios
MAIL TO: Principal Preservation
         215 North Main Street
         West Bend, WI  53095

------------------------------------------------------------------------------

ACCOUNT REGISTRATION

__Individual
            --------------------------------------------------------------------
            First Name    Middle Initial     Last Name   Social Security Number

  Joint Owner
--           -------------------------------------------------------------------
             First Name    Middle Initial     Last Name   Social Security Number
(In case of joint registration, a joint tenancy with right of survivorship will be presumed, unless otherwise indicated.)

  Uniform Gift To Minor                    as custodian for
--                     -------------------,
                       Custodian's Name

  ----------------------
  Minor's Name (only one)

---------------------------------------------------------------------------
Minor's State of Residence               Minor's Social Security Number

------------------------
   Minor's Birth Date
  Corporation, Trust or Other
--                        -----------------------------------------------------
                          Name of corporation, other organization or fiduci-ary; if trust, state trustee, maker and date of trust

-----------------------------------------------------
  Social Security or Taxpayer I.D. Number

------------------------------------------------------------------------------
Print -- Street Address                  (Area code)  Telephone No. (optional)

------------------------------------------------------------------------------
City                                                 State        Zip Code

Citizen of:  ___United States     ___Other____________________________________
                                                  (please specify)

------------------------------------------------------------------------------
PORTFOLIO SELECTION
   Indicate the amount you wish to invest in the Wisconsin Tax-Exempt Portfolio. Minimum initial investment $1,000 ($500 for Custodial Accounts under the Uniform Gifts/Transfers to Minors Act.)

___Wisconsin Tax-Exempt Portfolio__________________________
                                     (minimum $1,000)
___I'm interested in any or all of the Principal Preservation Government, Tax-
  Exempt, S&P 100 Plus, Select Value, PSE Tech 100 Index and/or Dividend Achievers. Please send me the combined Prospectus for these Portfolios.

___I'm interested in the Cash Reserve Portfolio.  Please send me a Prospectus.

------------------------------------------------------------------------------
METHOD OF PAYMENT
Shares purchased by personal or corporate check may not be redeemed by telephone or otherwise until 15 days after invest ment date or until the check clears.

_____Personal Check or   ______Other_______________________________
                                       (specify)

------------------------------------------------------------------------------
DIVIDEND AND DISTRIBUTION OPTIONS
Until I advise you to the contrary, I elect to:
___Reinvest all dividends and capital gain distributions.
(If no box is checked, all dividends and capital gain distributions will be reinvested in additional shares.)

___Receive dividends in cash and reinvest capital gains.
___Receive all distributions in cash.


------------------------------------------------------------------------------
LETTER OF INTENT
Effective Date________________________________________

(Not more than 90 days prior to date of signature)
The investor intends, but shall be under no obligation, to invest over a 13-month period from the date of purchase an aggregate amount in any of the Principal Preservations portfolios having a sales charge equal to at least:

___$50,000-$99,999      ___$500,000-$999,999
___$100,000-$249,999    ___$1,000,000 or more
___$250,000-$499,999

Each purchase will be made at the public offering price applicable to a single purchase of the dollar amount designated above,as described in the prospectus (see "PURCHASE OF SHARES").

------------------------------------------------------------------------------
RIGHTS OF ACCUMULATION
I qualify for Rights of Accumulation as described in a Principal Preservation Prospectus. Listed below are all the accounts from the different portfolios of Principal Preservation sold subject to a sales charge which should be credited toward the reduced sales charge.

------------------------------------------------------------------------------
Account Number                          Account Number

------------------------------------------------------------------------------
Account Number                          Account Number

------------------------------------------------------------------------------
TELEPHONE EXCHANGE
____I authorize telephone exchange privileges.

------------------------------------------------------------------------------

SYSTEMATIC PURCHASE PLAN
If you select this option please review the terms and conditions in the Prospectus. New accounts please fill in information in account registration. I hereby authorize the Portfolio to withdraw from my checking account:
$_______________(see Terms and Conditions) on or about the ____5th or _____20th of each month.

An account must be previously established or a check in the amount of at least $100 must accompany application to be used to purchase shares of the Wisconsin Tax-Exempt Portfolio through the financial institution as follows:
ACH through the following institution:

------------------------------------------------------------------------------
Name of Financial Institution           Branch Name and Number

------------------------------------------------------------------------------
                     Street Address of Financial Institution

Please attach an unsigned and voided check from the checking account you wish to use for the Systematic Purchase Plan. Write "Void" across the face of the check. Your check must be imprinted with all name(s) on your bank account and carry your financial institution's magnetic ink coding numbers across the bottom.

------------------------------------------------------------------------------
Signature                                 Signature                       Date
   SIGNATURE GUARANTEE REQUIRED (BELOW)

------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS - ___By wire to:   or  ____By mail to registered owner's
address of record.

------------------------------------------------------------------------------
               Bank Name and Your Bank ABA Routing Number

------------------------------------------------------------------------------
Bank Address - Street                   Name of Bank Account

------------------------------------------------------------------------------
City                State       Zip     Your Bank Account Number
   SIGNATURE GUARANTEE REQUIRED (BELOW)

------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PAYMENT
Beginning _____________, 19___   please send checks in the amount of
$_________________________
   ($150 minimum)
Monthly________________ Quarterly______________________
Please allow 30 days to start a program. Checks will be sent on the 26th day of each month (the next business day if a holiday).
___Payment to be made to registered owner's address of record.
___Payment to be made to other than registered shareholders, identified at right:

------------------------------------------------------------------------------
Bank or Payee's Name

------------------------------------------------------------------------------
Account Number

------------------------------------------------------------------------------
Name

------------------------------------------------------------------------------
Street Address

------------------------------------------------------------------------------
City                            State      Zip

                      SIGNATURE GUARANTEE REQUIRED (BELOW)


------------------------------------------------------------------------------
SIGNATURE (This section must be filled out by new accounts.)
By the execution of this Application the investor represents and warrants that he has full right, power and authority, and, if a natural person is of legal age in his state of residence, to make the investment applied for pursuant to this Application, and the person or persons, if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application, and to purchase or redeem shares of Principal Preservation on behalf of the investor. The investor hereby affirms that he has received a current Prospectus.

"Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding."

1. ONLY INDIVIDUALS FILL IN
X____________________________________      X____________________________________
Signature of Applicant           Date      Signature of Joint Registrant, if any

--------------------------------------------------------------------------------
Social Security Number       Print Name of Taxpayer Whose Number Appears at Left

2. or ONLY CORPORATIONS, PARTNERSHIPS, TRUSTS INSTITUTIONS FILL IN

------------------------------------------------------------------------------
Firm Name

------------------------------------------------------------------------------
Date                     Signature and Title

------------------------------------------------------------------------------
Taxpayer Identification Number   Date           Signature and Title

-------------------------------------------------------------------------------
SIGNATURE GUARANTEE (Required for Telephone Redemptions or Systematic Withdrawal Payment options, if chosen above.) Signature(s) Guaranteed by commercial bank, trust company, savings and loan association, credit union or member firm of a national stock exchange.
By:___________________________________________________________________________
(Authorized Signature)                       Name of bank, association or firm

------------------------------------------------------------------------------
DEALER IDENTIFICATION
B.C. Ziegler and Company (the "Distributor"), acts as agent in all purchases by the investor of shares of Principal Preservation. The Distributor and the authorized dealer, if any, named below each authorizes and appoints B.C. Ziegler and Company to act as its agent to execute the purchase of shares of Principal Preservation by the investor, whether the payment is received from the Distributor, the authorized dealer or directly from the investor, and to confirm such purchases on their behalf.

------------------------------------------------------------------------------
Dealer's Name

------------------------------------------------------------------------------
Home Office Address                    City                 State     Zip Code

By____________________________________________________________________________
Authorized Signature of Dealer             Address of Office Servicing Account

------------------------------------------------------------------------------
Branch No.           Salesman's No.      Salesman's Last Name     Dealer No.

                               TABLE OF CONTENTS
                                                        Page
                                                        ----
Questions and Answers                                      2
Expenses                                                   4
Financial Highlights                                       5
Investment Objective and Policies                          6
Investment Program                                         6
Special Considerations                                    11
Management                                                13
Determination of Net Asset Value Per Share                15
Purchase of Shares                                        15
Redemptions                                               18
Shareholder Services                                      20
Dividends, Capital Gains Distributions
  and Reinvestments                                       21
Tax Status                                                21
Description of Shares                                     23
Portfolio Transactions and Brokerage                      23
Distribution Expenses                                     24
Other Information                                         24


PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095


INVESTMENT ADVISOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095


DISTRIBUTOR, ACCOUNTING/PRICING AGENT AND
TRANSFER AND DIVIDEND DISBURSING AGENT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095


CUSTODIAN
   Firstar Trust Company
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


AUDITOR
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


PP895-5/98


STATEMENT OF ADDITIONAL INFORMATION
     DATED MAY 1, 1998
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
WISCONSIN TAX-EXEMPT PORTFOLIO
215 North Main Street
West Bend, Wisconsin  53095
800-826-4600

     This Statement of Additional Information and the Prospectus to which it relates describe the Principal Preservation Wisconsin Tax-Exempt Portfolio (the "Portfolio"). Principal Preservation Portfolios, Inc. ("Principal Preservation") offers other mutual funds by separate prospectuses and statements of additional information.

     The objective of the Portfolio is to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax. There can be no assurance that this investment objective will be achieved.

------------------------------------------------------------------------------
                     Statement of Additional Information
------------------------------------------------------------------------------


     Shares may be purchased, and a Prospectus may be obtained, directly from the Distributor, 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers (see the Prospectus dated May 1, 1998 for more complete information, including an account application.) This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed thereto in the Prospectus.


                              TABLE OF CONTENTS


                                                              PAGE
                                                              ----

STATEMENT OF ADDITIONAL INFORMATION...........................  1

INVESTMENT PROGRAM............................................  2

INVESTMENT RESTRICTIONS.......................................  9

GEOGRAPHIC CONCENTRATION FACTORS.............................. 11

MANAGEMENT OF PRINCIPAL PRESERVATION.......................... 14

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........... 21

PERFORMANCE INFORMATION....................................... 21

DETERMINATION OF NET ASSET VALUE PER SHARE.................... 23

PURCHASE OF SHARES............................................ 24

TAX STATUS.................................................... 24

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................... 25

DISTRIBUTION EXPENSES......................................... 25

CUSTODIAN..................................................... 27

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS.................... 28

PORTFOLIO RATINGS............................................. 28

FINANCIAL STATEMENTS.......................................... 28

DESCRIPTION OF RATINGS OF CERTAIN FIXED INCOME
  SECURITIES..................................................A-1



                              INVESTMENT PROGRAM

     The Prospectus describes the investment objective and policies of the Portfolio. Certain instruments and techniques discussed in the Prospectus are described in greater detail below.

Tax Exempt Obligations
----------------------

     As used in this Statement of Additional Information, the term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory of the United States or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income tax (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and from the Wisconsin personal income tax.

     Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax Exempt Obligations may also be issued in connection with the refunding of similar outstanding obligations, or obtaining funds to lend to other public institutions, or for general operating expenses. In addition, Tax Exempt Obligations may be issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port, and parking facilities.

     The two principal classifications of Tax Exempt Obligations are "general obligation bonds" and "revenue bonds." General obligation bonds are generally secured by the full faith and credit of an issuer possessing general taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Revenue bonds are payable only from the revenues derived from a particular source or facility, such as a tax on particular property or revenues derived from, for example, a municipal water or sewer utility or an airport. Tax Exempt Obligations that benefit private parties in a manner different than members of the public generally (so-called private activity bonds or industrial development bonds) are in most cases revenue bonds, payable solely from specific revenues of the project to be financed. The credit quality of private activity bonds is usually directly related to the credit worthiness of the user of the facilities (or the credit worthiness of a third-party guarantor or other credit enhancement participant, if any). Payment of principal and interest on private activity bonds generally depends on the ability of such user to meet its financial obligations, or, in case of default, upon the amount realizable upon the disposition of property pledged as security for payment of the user's obligation.

     Tax Exempt Obligations in which the Portfolio may invest may also include short-term obligations such as municipal notes, which are generally used to provide short-term working capital needs and typically have maturities of one year or less. Such obligations may include Project Notes, Tax Anticipation Notes, Bond Anticipation Notes and Tax-Exempt Commercial Paper, and other similar short-term obligations.

     The yields on Tax Exempt Obligations are on dependent on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, maturity of the obligation and the rating, if any, of the issue.

     Obligations of issuers of Tax Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the issuer's ability to generate tax revenues. There is also the possibility that, as a result of litigation or other conditions, the authority or ability of an issuer to pay, when due, the principal of and interest on its Tax Exempt Obligations may be materially affected.

     From time to time, legislation has been introduced in Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Portfolio and the value of securities held by the Portfolio. In such event, management of each Portfolio may discontinue the issuance of shares to new investors and may re-evaluate the Portfolio's investment objective and policies and adopt and implement possible changes to them and the investment program of the Portfolio.

Non-Investment Grade Bonds
--------------------------

     The Portfolio may invest up to 20% of its assets in non-investment grade bonds (those rated below the four highest categories by Moody's or S&P or judged by the Advisor to be of comparable quality), provided that the Portfolio may not invest in bonds rated below B at the time of purchase. These so-called "junk bonds" are regarded, on balance, as predominantly speculative with respect to the capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. While such bonds typically offer higher rates of return than investment grade bonds, they also involve greater risk, including greater risk of default. An economic downturn could severely disrupt the market for such high yield bonds and adversely affect their value and the ability of the issuers to repay principal and interest. The rate of incidence of default on junk bonds is likely to increase during times of economic downturns and extended periods of increasing interest rates. Yields on junk bonds will fluctuate over time, and are generally more volatile than yields on investment grade bonds.

     The secondary trading market for junk bonds may be less well established than for investment grade bonds, and such bonds may therefore be only thinly traded. As a result, there may be no readily ascertainable market value of such securities, in which case it will be more difficult for the Board of Directors of the Portfolio to accurately value the securities, and consequently the investment portfolio. Under such circumstances, the Board's subjective judgment will play a greater role in the valuation. Additionally, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.
To the extent such securities are or become "illiquid" in the judgment of the Board of Directors, the Portfolio's ability to purchase and hold such securities will be subject to its investment restriction limiting its investment in illiquid securities. See "Investment Restrictions."

     As noted above, the Portfolio will not invest in junk bonds that are rated below the sixth rating categories by Moody's or S&P (B for Moody's and for S&P) or judged comparable by the Advisor. Bonds rated in the fifth category (Ba for Moody's and BB for S&P) have less near-term vulnerability to default than other speculative issues, however they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. However, business and financial alternatives available to obligors of such bonds can generally be identified which could assist them in satisfying their debt service requirements. Bonds rated in the sixth category are considered highly speculative. While the issuers of such bonds must be currently meeting debt service requirements in order to achieve this rating, adverse business, financial or economic conditions could likely impair the issuer's capacity or willingness to pay interest and repay principal. A detailed description of the characteristics associated with the various debt credit ratings established by S&P and Moody's is set forth in Appendix A to this Statement of Additional Information.

     While rating categories help identify credit risks associated with bonds, they do not evaluate the market value risk of junk bonds. Additionally, the credit rating agencies may fail to promptly change the credit ratings to reflect subsequent events. Accordingly, Principal Preservation's Board of Directors and the Advisor continuously monitor the issuers of junk bonds held by the Portfolio to assess and determine whether the issuers will have sufficient cash flow to meet required principal and interest payments, and to assure the continued liquidity of such bonds so that the Portfolio can meet redemption requests.

State or Municipal Lease Obligations
------------------------------------

     The Portfolio may invest up to 10% of its net assets in state or municipal leases and participation interests therein. The leases may take the form of a lease, an installment purchase or a conditional sales contract or a participation certificate in any of the above. Such leases may be entered into by state and local governments and authorities to purchase or lease a wide array of equipment such as fire, sanitation or police vehicles or telecommunications equipment, buildings or other capital assets. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

     The constitution and statutes of many states contain requirements with which the state and municipalities must comply whenever incurring debt. Depending on the circumstances, these requirements may include approving voter referenda, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (i) the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "nonappropriation" clause); (ii) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (iii) a provision in the lease for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     An investment in municipal lease obligations is generally less liquid than an investment in comparable tax-exempt bonds because there is a limited secondary trading market for such obligations. Furthermore, if the lease is terminated by the public body for nonappropriation or other reason not constituting a default under the lease, the lessor, or holder of a participation interest in the lease, is limited solely to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss. Accordingly, municipal lease obligations will be characterized by the Portfolio as illiquid for purposes of determining whether it complies with its investment limitation with respect to illiquid securities, except where Principal Preservation's Board of Directors expressly determines such a municipal lease obligation is not illiquid.

Government Securities
---------------------

     As set forth in the Prospectus, under certain circumstances and subject to certain limitations, the Portfolio may invest in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income taxation, including obligations of the U.S. government, its agencies or instrumentalities. Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only as to interest rate, maturity and time of issuance. Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years.


     Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury, other obligations are secured by the right of the issuer to borrow from the Treasury or are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, and other obligations are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Portfolio will invest in such securities only when the Advisor is satisfied that the credit risk with respect to the issuer is appropriate for the Portfolio.

Repurchase Agreements
---------------------


     The Portfolio may from time to time enter into repurchase agreements in accordance with the limits set forth in the Prospectus. Repurchase agreements involve the purchase by the Portfolio of securities with the condition that, after a stated period of time, the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. The Portfolio may invest in repurchase agreements of a duration of 7 days or less subject to the limits on such investments stated in the Prospectus. The Portfolio's ability to invest in repurchase agreements that mature in more than 7 days is subject to the limits stated in the Prospectus as well as its investment restriction limiting investment in "illiquid" securities.

     The Portfolio's depository will hold the securities underlying any repurchase agreement as collateral or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the depository so that the total collateral is an amount at least equal to the repurchase price plus accrued interest. The difference between the amount the Portfolio pays for the securities and the amount it receives upon resale is accrued as interest and reflected in its net income.

     In determining whether to enter into a repurchase agreement, the Advisor will take into account the creditworthiness of the original seller. In the event the seller of the repurchase agreement becomes the subject of a bankruptcy or insolvency proceeding, or in the event of the failure of the seller to repurchase the underlying security as agreed, the Portfolio could experience losses that include: (1) possible decline in the value of the collateral during the period that the Portfolio seeks to enforce its rights with respect thereto, and possible delay in the enforcement of such rights; (2) possible loss of all or a part of the income or proceeds of the repurchase; (3) additional expenses to the Portfolio in connection with enforcing those rights; and (4) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities.

When-Issued and Delayed Delivery Transactions
---------------------------------------------

     The Portfolio may purchase or sell securities in when-issued or delayed delivery transactions subject to the limitations stated in the Prospectus. In such transactions, instruments are bought or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price to the Portfolio at the time of entering into the transactions. The payment obligations and the interest rate are fixed at the time the buyer enters into the commitment, although no interest accrues to the purchaser prior to settlement of the transaction. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. At the time the Portfolio enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Portfolio having a value at least as great as the purchase price of the securities to be purchased are identified on the books of the Portfolio and held by the Portfolio's depository throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuations.

     The Portfolio will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, and not for the purpose of investment leverage, but the Portfolio reserves the right to sell the securities before the settlement date if it is deemed advisable. When payment is made for when-issued securities, the Portfolio will meet its obligation from its then available cashflow, sale of securities held in the separate account, sale of other securities or, although it normally would not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or lesser than the Portfolio's obligation). The sale of securities to meet such obligations may involve a greater potential for the realization of capital gains, which could cause the Portfolio to realize income not exempt from federal income tax and Wisconsin personal income tax.

Investments in Other Investment Companies
-----------------------------------------

     An investment by the Portfolio in another investment company may cause the Portfolio to incur increased administration and distribution expenses. Such investments are limited by the Portfolio's investment restrictions. See "Investment Restrictions" in this Statement of Additional Information.

Diversification
---------------

     The number of issues of securities which meet the Portfolio's investment objective and criteria may be somewhat limited. As a result, a relatively high percentage of the Portfolio's assets may be invested from time to time in the obligations of a limited number of issuers, some of which may be subject to the same economic trends and/or be located in the same geographic area. Securities held by the Portfolio may therefore be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

     The Portfolio will operate as a non-diversified management investment company under the 1940 Act, but intends to comply with the diversification requirements contained in the Internal Revenue Code of 1986. These provisions of the Internal Revenue Code presently require that, at the end of each quarter of the Portfolio's taxable year: (i) at least 50% of the market value of the Portfolio's assets must be invested in cash, government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets; and (ii) not more than 25% of the value of the Portfolio's total assets can be invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies).

     For purposes of such diversification, the identification of the issuer of Tax Exempt Obligations depends on the terms and conditions of the security. If a state or territory of the United States or the District of Columbia or a political subdivision of any of them, as the case may be, pledges its full faith and credit to payment of a security, such entity is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a state or territory of the United States or the District of Columbia, or a political subdivision of any of them, are separate from those of the state, territory, District or political subdivision, and the security is backed only by the assets and revenues of the agency, authority or instru-mentality, such agency, authority or instrumentality is deemed to be the sole issuer of the security. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, territory or District, or a political subdivision or agency, authority or instrumentality thereof, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment of principal and interest on the obligation, such enterprise or specific project is deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user is deemed to be the sole issuer. If, however, in any of the above cases, a state, territory or the District, or a political subdivision of any of them, or some other entity, guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Portfolio exceeds 10% of the value of the Portfolio's total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor.

Portfolio Turnover
------------------


     Principal Preservation has not established a limit to its portfolio turn-over rates, nor will it attempt to achieve or be limited to predetermined rates of portfolio turnover. Although Principal Preservation cannot predict its portfolio turnover rates, the Portfolio's portfolio turnover rate is not expected to exceed 100%. For the year ended December 31, 1997, the Portfolio's turnover rate was 16.9%.

                           INVESTMENT RESTRICTIONS

     The Portfolio has adopted the following fundamental investment restrictions and policies which cannot be changed without the approval of the holders of the lesser of (i) a majority of the outstanding shares of the Portfolio or (ii) 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Portfolio are represented.
Policies that are not "fundamental policies" are subject to change by the Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, the Portfolio. The Portfolio may not:

     (1) Purchase more than 10% of the outstanding voting securities of an issuer, or invest in a company to get control or manage it.

     (2) Invest 25% or more of its total assets, based on current market value at the time of purchase, in securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available instruments may be in limited supply, in housing, health care and/or utility obligations); provided that there shall be no limitation on the purchase of Tax Exempt Obligations and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     (3) Borrow money or property except for temporary or emergency purposes. If the Portfolio ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Portfolio will not pledge more than 15% of its net assets to secure such borrowings. In the event the Portfolio's borrowing exceeds 5% of the market value of its total assets the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrange-ments for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

     (4) Make loans, except that it may lend its portfolio securities, subject to the conditions and limitations established in the Prospectus. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

     (5) Underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

     (6)  Issue senior securities.

     (7) Purchase a security if, as a result, more than 10% of the value of the Portfolio's net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

     (8) Invest in commodities, but the Portfolio may invest in futures contracts, options on futures, and options.

     In accordance with the following non-fundamental policies, which may be changed without shareholder approval, the Portfolio may not:

     (1) Invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than 3 years of continuous operations.

     (2) Buy or sell real estate, real estate investment trusts, real estate limited partnerships, or oil and gas interests or leases, but this shall not prevent the Portfolio from investing in Tax Exempt Obligations secured by real estate or interests therein or in securities of companies whose business involves the purchase or sale of real estate.

     (3) Purchase warrants, except that the Portfolio may purchase warrants which, when valued at lower of cost or market, do not exceed 5% of the value of the Portfolio's net assets; included within the 5%, but not to exceed 2% of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

     (4) Purchase or retain the securities of an issuer if those officers or Directors of Principal Preservation or the Advisor (as defined under the caption "Management of Principal Preservation -- The Investment Advisor" in this Statement of Additional Information) who individually own beneficially more than
0.5 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities; provided that no officer or director shall be deemed to own beneficially securities held in other accounts managed by such person or held in employee or similar plans for which such person acts as trustee.

     (5) Purchase securities on margin or effect short sales of securities, except that the Portfolio may sell securities short where it holds a long position in the same security which equals or exceeds the number of shares sold short; provided that the Portfolio may not effect any such short sale of securities if, as a result thereof, more than 10% of the Portfolio's net assets would be held as collateral for such short positions.

     (6) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Portfolio to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Portfolio or more than 5% of the value of the total assets of the Portfolio would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

     (7) Engage in futures and options transactions, other than as described in its current Prospectus and Statement of Additional Information.

                       GEOGRAPHIC CONCENTRATION FACTORS

     As discussed in the Portfolio's Prospectus (see "Special Considerations -- Geographic Concentrations" in the Prospectus), a significant portion of the Portfolio's investments will consist of Wisconsin and/or Puerto Rican issues, which exposes the Portfolio to risks associated with economic conditions in those geographic areas. The following information is a brief summary of factors affecting Wisconsin and Puerto Rico and does not purport to be a complete description of such factors. The information is based primarily upon information derived from public documents relating to securities offerings of governmental and agency issuers in Wisconsin and Puerto Rico and other historically reliable sources, but has not been independently verified by Principal Preservation. The market value of the shares of the Portfolio may fluctuate due to factors such as changes in interest rates, matters affecting either or both of these geographic areas or for other reasons.

Factors Affecting Wisconsin
---------------------------

     Wisconsin's economy, although fairly diverse, is primarily concentrated in the services industry (accounting for approximately 25% of its non-farm employment) and secondarily in the manufacture of durable goods and retail. Federal, state and local government in Wisconsin is also a major employer. The top five products made in Wisconsin are dairy products, motor vehicles, paper, meat products and small engines.


     Wisconsin continues to outperform the national economy. Wisconsin's unemployment rate has been below the national average for the past ten years. The State's unemployment rate was 3.4%, compared to a national unemployment rate of approximately 4.6%. The State is highly ranked in terms of job creation, especially in the creation of manufacturing jobs. Manufacturing employment grew by 3.1%, dramatically better than the 1.3% growth rate nationally. Since 1987, the State's personal income tax rate has been reduced from 7.9% to 6.93%, and the current Governor, Tommy G. Thompson, has expressed his desire to implement further reductions. At the same time, state spending has been controlled, with balanced budgets experienced in each of the last nine fiscal years. Personal incomes in Wisconsin continue to increase at a rate above that of the national average.


     Wisconsin has an extremely diverse revenue-raising structure. In excess of one-third of its total revenue is derived from the various taxes levied by the State. The remainder comes from the federal government and from various kinds of fees, licenses, permits and service charges paid by users of specific services, privileges or facilities. Wisconsin's tax structure has a diverse underlying base consisting of income, general and special product sales, transfer of wealth and property value. About one-third of all taxes collected by the State of Wisconsin is returned to local units of government. The remaining funds are used for state operations and aid to individuals and organizations. The combined operations of three state agencies (Department of Health and Family Services, Department of Public Instruction and the University of Wisconsin System) account for more than 50% of the total state expenditures.

     Wisconsin has the authority to increase appropriations from or reduce taxes below levels established in its budget. In recent years, Wisconsin has adopted appropriation measures subsequent to passage of its budget act. However, it has been the State's policy that supplemental appropriations adopted by the State Legislature must be within revenue projections for the relevant fiscal period or balanced by reductions in other appropriations. The spending from additional appropriations historically has been matched by reduced disbursements, increased revenues or a combination of the two.

     Wisconsin has experienced and anticipates it will continue to experience certain periods when its general fund is in a negative cash position. State statutes provide certain administrative remedies to deal with these periods.
The Secretary of Administration may temporarily reallocate up to $400 million of available cash in other funds to the general fund. The Secretary of Administration may set priorities for payments from the general fund as well as pro rate certain payments. State statutes mandate that all payments must be in accordance with the following order of preference: (a) all direct and indirect payments of principal and interest on Wisconsin general obligation debt must have first priority and may not be pro rated or reduced; (b) all direct and indirect payments of principal and interest on operating notes must take second priority and may not be pro rated or reduced; (c) all Wisconsin employee payrolls must take third priority, but may be pro rated or reduced; and (d) all other payments are paid in a priority determined by the Secretary of Administration and may be pro rated or reduced.


     Due to certain government initiatives, December 1996 property tax bills decreased statewide by 6.8%. Governor Thompson's 97-99 budget indicates that additional initiatives, including a continued commitment to fund two-thirds of school costs for grades K-12, will provide furthur property tax relief. It is not clear what effect, if any, such property tax relief will have on the Portfolio's investments or prospects in the long-term.

Factors Affecting Puerto Rico
-----------------------------

     The Portfolio may invest in obligations of the Commonwealth of Puerto Rico and its political subdivisions, agencies and instrumentalities, that qualify as Tax Exempt Obligations. The majority of Puerto Rico's debt is issued by 10 of the major public agencies that are responsible for many of its public functions, such as water, wastewater, highways, telecommunications, education and public construction.


     The Puerto Rico economy generally parallels the economic cycles of the United States, as most goods are imported from the U.S. Interest rates also generally mirror those of the United States. The Puerto Rico economy over the past few decades has been dominated by capital-intensive manufacturing industries such as pharmaceuticals and chemicals, instruments, electronics, apparel, food products and machinery. Additional major economic sectors include government, trade and services. High-tech economic sectors have shown steady growth, while labor-intensive industries are generally declining. The unemployment rate for 1997 was approximately 13.4%.


     The Puerto Rico economy remains vulnerable to changes in world oil prices (98% of Puerto Rico's oil needs are supplied by imports), American trade, foreign policy and levels of federal assistance. Per capita income levels, while the highest in the Caribbean at slightly more than $8,200, lag far behind the United States.


     Puerto Rico's real gross national product surpassed 3% for the third consecutive year. Economic expansion during the early 1990's had been dampened by uncertainty over Section 936 tax credits and the plebescite regarding statehood, as well as a sluggish U.S. economy. The economic activity index showed an increase of four points in 1997, reaching 163.5 -- 13 points above 1992. Strong growth in tourism, car sales and shopping center development has been offset by weakness in the manufacturing, insurance and government sectors. Construction activity has grown in recent years, as the government has increased its spending on public works and infrastructure improvements.


     Puerto Rico's central government budget was approximately $5 billion for 1996. Future spending will be limited by a lack of new revenue sources, but budgetary demands are expected to increase due to a poor infrastructure, especially in power generation, waste disposal, roads and water and facilities. Debt ratios for Puerto Rico are high as it assumes much of the responsibility for the local infrastructure. The Commonwealth's consititution limits the amount of general obligation debt service in any future year to 15% of the average general revenues for the past two years. Debt policy has sought to keep the rate of growth of debt at or below that of the gross domestic product, although recent substantial borrowings and general economic conditions mark a departure from this policy. The per capita guaranteed debt burden is high at over $1,000, of which guaranteed and tax-supported debt likely will exceed $2,000. Debt service is more manageable relative to total expenditures at roughly 12% of combined general and debt service fund expenditures.


      The Small Business Job Protection Act of 1996 (the "Act") partially repealed Section 936 of the Internal Revenue Code. Under prior law, domestic corporations with a substantial amount of their business operations in Puerto Rico could elect to claim a tax credit under Section 936 that effectively eliminated their U.S. income tax on income from business operations conducted in Puerto Rico. The Act permits existing corporations to continue to claim a partial credit for ten years against the tax on active business income, with a cap imposed on the amount of income that qualifies for the tax credit, beginning in either 1998 or 2002 (depending on the limitation method used by the corporation). The tax credit under Section 936 is not available to any new businesses, and even existing businesses may lose their right to the credit altogether if they add a substantial new line of business. It is impossible to predict with certainty whether, or to what extent, the termination of Section 936 credit will result in a decrease in the business operations of U.S. corporations in Puerto Rico. However, eliminations of the Section 936 tax benefits may erode Puerto Rico's competitve advantage. The North American Free Trade Agreement may also cause companies to transfer their operations from Puerto Rico to Mexico with its lower wages and transportation costs.

     In August 1983, the United States enacted legislation widely known as the Caribbean Basin Initiative ("CBI"). CBI, which is designed to encourage economic development in the Caribbean and Central America, provides for: (a) unilateral, duty-free access to a United States market for Caribbean Basin products, except for a few selected commodities, for a period of 12 years; (b) tax deductions for conventions held in the Caribbean; and (c) direct economic assistance payments by the United States. CBI contains a number of measures designed to maintain the competitive position of Puerto Rico and U.S. insular possessions. Such measures include, among others, the inclusion in free trade benefits of products that are processed in part in Puerto Rico, rebates to Puerto Rico of excise taxes collected on rum imports and the exclusion of processed tuna from duty-free treatment. The government of Puerto Rico strongly supports the island's involvement in the CBI, particularly in relation to the development of twin plants, or complementary projects. Under this program, the labor-intensive phase of production generally occurs in a Caribbean or Central American country, while the more sophisticated, higher technology phases take place in Puerto Rico.


     Puerto Rico has been a commonwealth of the United States since 1952. In a plebiscite held in November 1993, 48% of Puerto Rico voters confirmed their preference for commonwealth status, narrowly defeating the 46% who voted for statehood. Only 4% voted for independence. In March of 1998 The U.S. House of Representatives narrowly approved a bill, H.R. 856, that, if approved by the Senate and signed by President Clinton, would allow the citizens of Puerto Rico to vote for either statehood or independence, or for retention of commonwealth status. The bill is not expected to go before the full Senate this year. The effects of a future decision to grant statehood or independence to Puerto Rico are uncertain, although such a decision could result in economic instability, volatility in the price and market for securities.

                     MANAGEMENT OF PRINCIPAL PRESERVATION

Directors and Officers
----------------------

     Under applicable law, the Board of Directors is responsible for management of Principal Preservation, and provides broad supervision over its affairs. The Advisor is responsible for the Portfolio's investment management, and the Principal Preservation's officers are responsible for the Portfolio's operations.

     The Directors and officers of Principal Preservation and their principal occupations during the past five years are set below. Their titles may have varied during that period. Asterisks indicate those Directors who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.



                               POSITION WITH              PRINCIPAL
                                 PRINCIPAL            OCCUPATION DURING
NAME, AGE AND ADDRESS          PRESERVATION            PAST FIVE YEARS
---------------------          ------------            ---------------
R. D. Ziegler,*           Chairman and Director  Chairman, Director and
 71                                              Vice President, Ziegler Asset
                                                 Management, Inc.; from 1973
                                                 to 1997, Chairman and
                                                 Director and, prior to
                                                 1990, Chief Executive
                                                 Officer, and prior to 1986,
                                                 President, The Ziegler
                                                 Companies, Inc. and B.C.
                                                 Ziegler and Company;
                                                 Director, Johnson
                                                 Controls, Inc.
                                                 (manufacturing).

Robert J. Tuszynski,*    President and Director  Senior Vice President, B.C.
  39                                             Ziegler and Company, since
                                                 1996; prior thereto, Vice
                                                 President, Director of Mutual
                                                 Funds, B.C. Ziegler and
                                                 Company from 1987 to 1996;
                                                 Trustee, Chairman of
                                                 the Board and President,
                                                 Prospect Hill Trust and The
                                                 Prime Portfolios
                                                 (registered investment com-
                                                 panies) from 1994 to 1996.

Richard H. Aster, M.D., 67       Director        Since June, 1996, Senior
8727 W. Watertown Plank Rd.                      Investigator and Professor of
Milwaukee, WI 53226                              Medicine, Medical College of
                                                 Wisconsin; prior thereto,
                                                 President and Director of
                                                 Research, The Blood Center
                                                 of Southeastern Wisconsin,
                                                 Inc.

Augustine J. English, 68         Director        Retired; President,
1724 Lake Roberts Court                          Tupperware North America
Windermere, FL 34786                             from 1990 to 1994 (manufac-
                                                 turing); prior to 1990,
                                                 President, The West Bend
                                                 Company (manufacturing), a
                                                 division of Dart
                                                 Industries, a subsidiary of
                                                 Premark International,
                                                 Inc., of which Mr. English
                                                 was a Group Vice President.

Ralph J. Eckert, 69              Director        Chairman, Emeritus and
2059 Keystone Ranch Road                         Director, Trustmark Insurance
Dillon, CO 80435                                 Cos. (Mutual Life Insurance
                                                 Company) since April, 1997;
                                                 from 1991 to 1997 Chairman,
                                                 Trustmark Insurance Cos.; prior
                                                 to 1991, Chairman,
                                                 President and Chief
                                                 Executive Officer Trustmark
                                                 Insurance Cos. since 1971;
                                                 Trustee of the Board of
                                                 Pensions of the Evangelical
                                                 Lutheran Church in America
                                                 from 1991 to 1997, and Chairman
                                                 of the Board from 1993 to 1997;
                                                 Trustee of the Board of
                                                 Pensions for the Lutheran
                                                 Church of America
                                                 from 1987-1989; and Trustee
                                                 of The Prime Portfolios
                                                 (registered investment
                                                 company) from 1993-1996.

John H. Lauderdale, 32       Vice President -    Wholesaler, B.C. Ziegler
                           Director of Marketing and Company since 1991;
                                                 prior thereto, Marketing
                                                 Account Executive, The
                                                 Patten Company.

Franklin P. Ciano, 46     Chief Financial        Manager of Principal
                          Officer and Treasurer  Preservation Operations,
                                                 B.C. Ziegler and Company
                                                 since 1996; prior thereto,
                                                 Vice President, Fixed
                                                 Income Department, Firstar
                                                 Bank.

Marc J. Dion, 40              Vice President     Vice President - Portfolio
                                                 Manager and Chief
                                                 Investment Officer, Ziegler
                                                 Asset Management, Inc.
                                                 since 1993; prior thereto,
                                                 Vice President, Ziegler
                                                 Asset Management, Inc.

S. Charles O'Meara, 48           Secretary       Senior Vice President and
                                                 General Counsel, B.C.
                                                 Ziegler and Company since
                                                 1993; prior thereto,
                                                 Partner, O'Meara, Eckert,
                                                 Pourus & Gonring (law
                                                 firm).


     Principal Preservation pays the compensation of the three Directors who are not officers, directors or employees of the Advisor. Principal Preservation will pay each of these Directors an annual fee of $12,000 and an additional $450 for each Board or committee meeting he attends. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.


     The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1997. Each series of Principal Preservation, including the Portfolio, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all eight series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.


                                       PENSION OR
                                       RETIREMENT                       TOTAL
                                        BENEFITS                    COMPENSATION
                                        ACCRUED                   FROM PRINCIPAL
 NAME OF PERSON AND    AGGREGATE       AS PART OF      ESTIMATED    PRESERVATION
   POSITION WITH      COMPENSATION     PRINCIPAL    ANNUAL BENEFITS   AND FUND
     PRINCIPAL       FROM PRINCIPAL  PRESERVATION'S      UPON    COMPLEX PAID TO
    PRESERVATION      PRESERVATION      EXPENSES      RETIREMENT      DIRECTORS
    ------------      ------------      --------      ----------      ---------
R. D. Ziegler,            -0-            -0-           -0-               -0-
 Chairman and
Director

Robert J. Tuszynski,      -0-             -0-             -0-            -0-
 President and
 Director

Richard H. Aster, M.D.   14,700           -0-             -0-          14,700
 Director

Augustine J. English,    14,700           -0-             -0-          14,700
 Director

Ralph J. Eckert          14,700           -0-             -0-          14,700
  Director



     The executive officers and Directors as a group (nine persons) owned beneficially, as of April 24, 1998, shares of the Wisconsin Tax-Exempt
Portfolio representing less than 1% of all outstanding shares. This management group's beneficial ownership of shares of Principal Preservation as a whole also amounted to less than 1% of the outstanding shares. See also "Control Persons and Principal Holders of Securities."

The Investment Advisor
----------------------

     Basic information about the Advisor and the Advisory Agreement (the "Agreement") is set forth in the Prospectus under "Management."

     Under the Agreement, Ziegler Asset Management's fee will be reduced, or Ziegler Asset Management will reimburse the Portfolio (up to the amount of its fee), by an amount necessary to prevent the total expenses of the Portfolio (excluding taxes, interest, brokerage commissions or transaction costs, distribution fees and extraordinary expenses) from exceeding limits applicable to the Portfolio in any state in which its shares are then qualified for sale. The shares of the Portfolio are qualified for sale only in Wisconsin, which has no such expense limitation.


     For the years ended December 31, 1995, 1996 and 1997, the Portfolio accrued fees under the Advisory Agreement totaling $69,551, $112,522, and $142,200, respectively.

Administrative Services
-----------------------

     Ziegler provides certain administrative, accounting and pricing services to Principal Preservation, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, Principal Preservation. Ziegler has agreed to provide these services pursuant to the terms of an Accounting/Pricing Agreement (the "Accounting/Pricing Agreement") at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per year is .03 of 1% of the Portfolio's total assets of $30 million but less than $100 million, .02 of 1% of the Portfolio's total assets of $100 million but less than $250 million and .01 of 1% of the Portfolio's total assets of $250 million or more, with a minimum fee of $19,000 per Portfolio per year, plus expenses. The Accounting/Pricing Agreement will continue in effect from year to year, as long as it is approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of Principal Preservation and in either case by a majority of the Directors who are not parties to the Accounting/Pricing Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Accounting/Pricing Agreement provides that neither Ziegler nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.


Custodian Services
-------------------

     Firstar Trust Company serves as the Custodian of the Fund's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar Trust Company is entitled to receive an annual fee of $0.02% on the first $500 million of the Fund's net asset value and 0.015% of assets in excess of $500 million.


Shareholder Services
--------------------

     Ziegler has, and certain other brokers and financial institutions in the future may, enter into shareholder servicing agreements with Principal Preservation pursuant to which they provide shareholder services to the Portfolio. Under such agreements, the shareholder servicing Agents maintain shareholder accounts for the Portfolio and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts.
For providing these services, each Agent receives a fee at an annual rate of up to 0.15 of 1% of that portion of the Portfolio's average daily net assets allocated to shares owned by the customers of such Agent and held in the shareholder accounts maintained by the Agent. An Agent may impose additional service charges and fees on its customer's accounts. The Agent must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Portfolio. Each shareholder servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each shareholder servicing agreement provides that the Agent thereunder shall be indemnified by Principal Preservation for any action taken or omitted by the Agent under the agreement except for, (a) the bad faith or negligence of the Agent, its officers, employees or agents, or (b) any breach of applicable law by the Agent, its officers, employees or agents, or (c) any action of the Agent, its officers, employees or agents which exceeds the legal authority of the Agent or its authority under its shareholder servicing agreement, or (d) any error or omission of the Agent, its officers, employees or agents with respect to the purchase, redemption and transfer of Portfolio shares held in accounts serviced by the Agent or the Agent's verification or guarantee of any signature of a shareholder owning shares in such account.

     For those shareholder accounts that are not separately serviced by an Agent pursuant to the terms of a shareholder servicing agreement, Ziegler provides transfer agent and dividend disbursing services pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement (the "Agency Agreement"). Under the terms of the Agency Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The rate of compensation agreed upon for these services is currently $13.50 per account for the Portfolio. The Portfolio also reimburses Ziegler for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current Prospectus. The Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on 90 days prior written notice. The Agency Agreement provides that Ziegler shall be indemnified by and not be liable to Principal Preservation for any action taken or omitted by it under such agreement, except for liability for breach of its obligation to maintain all Principal Preservation records in absolute confidence.

Other Services
--------------

     In addition to the foregoing, Ziegler also serves as the principal Distributor of the Portfolio's shares and receives commissions on sales of Portfolio shares. See "Purchase of Shares." Ziegler also receives reimbursement from the Portfolio for certain expenses Ziegler incurs in connection with distributing the Portfolio's shares pursuant to the Distribution Plan adopted by the Portfolio under Rule 12b-1 of the 1940 Act. See "Distribution Expenses."


     Fees paid to Ziegler Asset Management or Ziegler by the Portfolio for services provided in all of these capacities for the year ended December 31, 1997, are reflected in the table below:



DESCRIPTION OF FEE            FOR THE YEARS ENDED DECEMBER 31,
 -----------------
                          ----------------------------------------
                          1997            1996              1995
                          ----            ----              ----
Commissions on Portfolio $136,106       $132,863        $152,234
Shares and Rule 12b-1
Distribution Fees

Accounting/Pricing Fees  $ 19,068        $ 19,000         $19,000

Depository Fees(1)<F1>    $11,447        $  8,188         $ 6,570

Transfer and Dividend     $21,770        $ 17,484         $12,390
Disbursing Agent Fee

Shareholder Servicing     $      0       $      0         $     0
Fees

Investment Advisory Fees  $142,200       $112,522         $ 69,551

(1)<F1> Prior to March 31, 1998, Principal Preservation served as its own custodian. The securities of each Portfolio were held by Ziegler, an affiliated person of Principal Preservation, as Depository. In addition, Ziegler performed certain administrative, clearing and recordkeeping functions for each Portfolio. For such services Ziegler was compensated at the rate of .055 of 1% of the first $10 million of each Portfolio's assets,
 .03 of 1% of the next $40 million of assets, .016 of 1% of the next $200 million of assets, and 0.015 of 1% of assets in excess of $250 million.



     The aggregate underwriting commissions received and the amount of commissions retained by Ziegler for the three years ended December 31, 1997 were as follows:


YEAR END                       AGGREGATE COMMISSIONS    RETAINED COMMISSIONS
--------                       ---------------------    --------------------
December 31, 1995                   $117,027                 $73,000

December 31, 1996                   $ 83,525                 $50,000

December 31, 1997                   $129,117                 $91,000



             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of April 24, 1998, no person was known to Principal Preservation to be the "beneficial owner" (determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934) of more than 5% of the outstanding shares of Principal Preservation's common stock or of the outstanding shares of the Portfolio. Information as to beneficial ownership was obtained from information on file with the Securities and Exchange Commission or furnished by the specified person or the transfer agent.


                           PERFORMANCE INFORMATION

     From time to time the Portfolio may advertise its "yield" and "total return." Yield is based on historical earnings and total return is based on
          ------------------------------------------------------------------
historical distributions; neither is intended to indicate future performance.
----------------------------------------------------------------------------
The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a one-month period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. "Total return" of the Portfolio refers to the average annual total return for one, five and ten year periods (or so much thereof as the Portfolio has been in existence). Total return is the change in redemption value of shares purchased with an initial $1,000 investment, assuming the reinvestment of dividends and capital gain distributions, after giving effect to the maximum applicable sales charge. In addition, the Portfolio may advertise its "tax equivalent yield," which is computed by dividing that portion of the Portfolio's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of its portfolio securities and the market conditions during the time period, and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors and possible differences in the methods used in calculating performance information when comparing the Portfolio's performance to performance figures published for other investment vehicles.

     Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or so much thereof as the Portfolio has been in existence) ended on the date of the balance sheet that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                                 P(1+T) =ERV

Where:

      P     =  a hypothetical initial payment of $1,000
      T     =  average annual total return
      n     =  number of years
      ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

     In some circumstances the Portfolio may advertise its total return for a 1, 2 or 3-year period, or the total return since the Portfolio commenced operations. In such circumstances the Portfolio will adjust the values used in computing return to correspond to the time period for which the information is provided.

     Yield quotations are based on a 30-day (or one-month) period, and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                      a-b      6
                          Yield = 2[(------ +1) -1]
                                       cd
Where:

      a     =  dividends and interest earned during the period.
      b     =  expenses accrued for the period (net of reimbursements).
      c     =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d     =  the maximum offering price per share on the last day of the period.


     The total return for the Portfolio for the year ended December 31, 1997 was -5.69%. The yield for the Portfolio for the month ended December 31, 1997 was 4.54%. When advertising yield, the Portfolio will not advertise a one-month or 30-day period which ends more than 45 days before the date the advertisement is published.


     A tax equivalent yield is based on a 30-day (or one-month) period, and is computed by dividing that portion of the yield of the Portfolio (as computed in accordance with the description above) by one minus a stated income tax rate and adding the products to that portion, if any, of the yield of the Portfolio that is not tax-exempt. For the month ended December 31, 1997, the Portfolio's taxable equivalent yield, based upon a 33% federal income tax rate, was 6.78%.


     Performance information for the Portfolios may be compared to various unmanaged indices as well as indices of similar mutual funds. The Portfolio's advertising may also quote rankings published by other recognized statistical services or publishers such as Lipper Analytical Services, Inc., or Weisenberger Investment Companies Service.

     An illustration may be used comparing the growth in value of an initial investment in the Portfolio compared to a fixed rate of return compounded on a monthly basis. This illustration will reflect the effect of the Portfolio's sales charge and fluctuations in net asset value, and will assume all income and capital gain distributions are reinvested. The fixed rate of return will be clearly stated and presented as a monthly compounded figure, and therefore will not reflect any market fluctuation. The Portfolio may also use illustrations comparing tax-free yields to equivalent taxable yields based on maximum marginal tax rates at varying income levels, as well as illustrations showing the effects of compounding on a tax-free investment as compared with a taxable investment offering the same hypothetical yield.

     The Portfolio may from time to time include its ranking as published by other comparable national services which rank mutual funds, in advertisements or in information presented to prospective shareholders.

                  DETERMINATION OF NET ASSET VALUE PER SHARE

     Shares are sold at their net asset value per share plus the applicable sales charge. See "Purchase of Shares." Net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the Portfolio's total assets (the value of the securities the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.


     The net asset value per share will be calculated as of 2:30 p.m. New York time at least once every weekday, Monday through Friday, except on customary national business holidays which result in the closing of the New York Stock Exchange (the "Exchange") (including New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

     Hedging instruments will be valued at their last sale price prior to the close of the Exchange, unless there have been no trades on that day and the last sale price is below the bid, or above the asked, price. If the last prior sale price is below the bid, instruments will be valued at the bid price at the close of the Exchange; if the last prior sale price is above the asked, the instrument will be valued at the asked price at the close of the Exchange. Tax Exempt Obligations in which the Portfolio will invest are traded primarily in the over-the-counter market. Securities for which market quotations are readily available will be valued in the same manner as for hedging instruments. Securi-ties and other assets for which quotations are not readily available will be valued at their fair value on a consistent basis using valuation methods determined by the Board of Directors. The Portfolio intends to determine fair value for such securities based in part upon the information supplied by pricing services approved by the Board of Directors. Valuations of portfolio securities furnished by the pricing service will be based upon a computerized matrix system and/or appraisals by the pricing service in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers.

                              PURCHASE OF SHARES

     Ziegler acts as the principal Distributor for the Portfolio. Ziegler will allow Selected Dealer discounts or pay selling commissions to Selected Dealers (which are alike for all Selected Dealers) from the applicable public offering price. Neither Ziegler nor Selected Dealers are permitted to withhold placing orders to benefit themselves by a price change. The Distribution Agreement between Principal Preservation and Ziegler will continue from year to year if it is approved annually by Principal Preservation's Board of Directors, including a majority of those Directors who are not interested persons, or by a vote of the holders of a majority of the outstanding shares. The Agreement may be terminated at any time by either party on 60 days notice and will automatically terminate if assigned.

     Shares of the Portfolio may be purchased by certain classes of persons without a sales charge, or a reduced sales charge, as described in the Prospectus. The Board of Directors believes this is appropriate because of the minimal sales effort needed to accommodate these classes of persons.

     Because sales to members of qualified groups result in economies of sales efforts and sales related expenses, the Distributor is able to offer a reduced sales charge to such persons. A "qualified group" is one which: (1) has been in existence for more than six months; (2) has a purpose other than acquiring shares at a discount; and (3) has more than ten members, is available to arrange for group meetings between representatives of the Distributor or Selected Dealers distributing shares of the Portfolio, and agrees to include sales and other materials related to Principal Preservation in its mailings to members at reduced or no cost to the Distributor or Selected Dealers. See "Purchase of Shares -- Group Purchases" in the Prospectus.

                                  TAX STATUS

     Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various portfolios in one fund are not combined.

     The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that at least 90 percent of the Portfolio's gross income must be derived from dividends, interest and gains from the sale or other disposition of stock or other securities. Another requirement is that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities (net of losses on designated hedges) held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

     Gain or loss on the sale of U.S. government securities held by the Portfolio for more than six months will generally be long-term capital gain or loss. Gain or loss on the sale of U.S. government securities held for six months or less will be short-term capital gain or loss. Gain or loss on the sale, exchange, lapse, or termination of an option on securities will generally be treated as a gain or loss from the sale of securities.

     Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup Federal withholding tax if the Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Portfolio is notified that the shareholder has underreported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Agent with such number and the required certifications by completing and sending the Agent either the Account Application form attached to the Prospectus or IRS Form W-9.

     Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisor before purchasing the Portfolio's shares.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Basic information with respect to portfolio transactions and brokerage is set forth in the Prospectus under "Portfolio Transactions and Brokerage." In addition to the conditions and limitations there described, in the event Ziegler is utilized as a broker by Principal Preservation and other Ziegler clients are considering the same types of transactions simultaneously, Ziegler will allocate the transactions and securities in which they are made in a manner deemed by Ziegler to be equitable, taking into account size, timing and amounts. This may affect the price and availability of securities to the Portfolio.

                            DISTRIBUTION EXPENSES

     Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the 1940 Act.

     The Plan authorizes the Distributor to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of Principal Preservation's shares (such as sale or placement of Principal Preservation's shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients include banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for shares of the Portfolios, to pay for sales literature and other promotional material, and to make payments to its sales personnel. Any such payments to qualified recipients or expenses will be reimbursed or paid by Principal Preservation, up to a limit of 0.25 of 1% of the average net assets of the Portfolio. The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

     The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by a portfolio within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan:
(1) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (2) the costs of preparing, printing and mailing of all prospectuses to shareholders; (3) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (4) all legal and accounting fees relating to the preparation of any such reports, prospec-tuses, proxies and proxy statements; (5) all fees and expenses relating to the qualification of Principal Preservation and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (6) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (7) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (8) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (9) all costs of responding to telephone or mail inquiries of shareholders.

     The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of the Advisor are dependent primarily on the advisory fees paid by Principal Preservation to Ziegler. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is nonetheless authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the 1940 Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the 1940 Act.

     Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carry-over expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (1) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation's shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (2) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

     The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (1) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (2) the amounts of expenses and the purpose of each such expense; and (3) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

     The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and its Qualified Directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated any time without penalty by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation (or with respect to any Portfolio, by the vote of a majority of the outstanding shares of such Portfolio). The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval.
While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.


                  COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

     Quarles & Brady, as counsel to Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the Prospectus. Arthur Andersen LLP, independent public accountants, are the auditors of Principal Preservation.

                              PORTFOLIO RATINGS

     The Portfolio may obtain and use a rating from a nationally recognized statistical rating organization. A rating on the shares of an investment company is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which the Portfolio's expenses or portfolio asset sales for less than the Portfolio's purchase price will reduce yield or return. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the shares or suitability for a particular investor.

                             FINANCIAL STATEMENTS


     The following audited financial statements and footnotes thereto of the Principal Preservation Wisconsin Tax-Exempt Portfolio and the Report of the Independent Public Accountants thereon are incorporated herein by reference from the Principal Preservation Wisconsin Tax-Exempt Portfolio's 1997 Annual Report to Shareholders.

            1. Balance Sheet of the Portfolio dated December 31, 1997.

            2. Statements of Changes in Net Assets of the Portfolio for the
               years ended December 31, 1996 and December 31, 1997.

            3. Statement of Operations of the Portfolio for the year ended
               December 31, 1997.



     A copy of the Principal Preservation Wisconsin Tax-Exempt Portfolio's 1997 Annual Report to Shareholders may be obtained free of charge by writing to Principal Preservation, 215 North Main Street, West Bend, Wisconsin 53095.


                                   APPENDIX A
                               SECURITIES RATINGS

     As set forth in the Prospectus under the caption "Investment Program," generally, the Portfolio will limit its investment in debt securities to those which are rated in one of certain specified categories by Moody's or S&P. The following is a brief description of the rating systems used by these organizations.

FIXED INCOME SECURITIES


Standard & Poor's Ratings Services.
-----------------------------------

     An S&P debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The ratings are based, in varying degrees, on the following considerations:

      I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      II. Nature of and provisions of the obligation; and

      III.Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     S&P's six highest rating categories are as follows:

      AAA.Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

      BBB.Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protective parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

      BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

      B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody's Investors Service, Inc.
-------------------------------

     The purpose of Moody's Ratings is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. Moody's six highest rating categories are as follows:

      Aaa.Bonds which are rated Aaa are judged to be the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are Aa are judged to be of high quality by all standards.
          Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa.Bonds which are rated Baa are considered as medium grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds which are B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of contract over any long period of time may be small.


General
-------

     S&P ratings, other than "AAA", may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The letter "p" following an S&P rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his or her own judgment with respect to such likelihood and risk.

     Moody's security rating symbols may contain numerical modifiers to the "Aa" through "B" rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     The symbol "Con" in a rating by Moody's indicates a provisional rating given to bonds for which the security depends upon the completion of some act of the fulfillment of some condition. These are bonds secured by: (1) earnings of projects under construction; (2) earnings of projects unseasoned in operating experience; (3) rentals which begin when facilities are completed; or (4) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


MUNICIPAL NOTE RATINGS

Moody's Investors Service, Inc.
-------------------------------

      MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

      MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's Ratings Services
----------------------------------

      SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

      SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

      Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      -Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note.)

      -Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note.)

      The ratings of S&P and Moody's represent their opinions as to the quality of the instruments rated by them. It should be emphasized that such ratings, which are subject to revision or withdrawal, are general and are not absolute standards of quality.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.
      215 North Main Street
      West Bend, Wisconsin  53095

INVESTMENT ADVISOR

      Ziegler Asset Management, Inc.
      215 North Main Street
      West Bend, Wisconsin  53095


DISTRIBUTOR, ACCOUNTING/PRICING
AGENT, SHAREHOLDER SERVICING AGENT AND
TRANSFER AND DIVIDEND DISBURSING AGENT

      B.C. Ziegler and Company
      215 North Main Street
      West Bend, Wisconsin  53095


CUSTODIAN
      Firstar Trust Company
      777 East Wisconsin Avenue
      Milwaukee, WI  53202

LEGAL COUNSEL

      Quarles & Brady
      411 East Wisconsin Avenue
      Milwaukee, Wisconsin  53202

INDEPENDENT AUDITORS

      Arthur Andersen LLP
      100 East Wisconsin Avenue
      Milwaukee, Wisconsin  53202


                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                        WISCONSIN TAX-EXEMPT PORTFOLIO


                                 MAY 1, 1998


                     STATEMENT OF ADDITIONAL INFORMATION


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

Part C.   Other Information

Item 24.  Financial Statements and Exhibits
          ---------------------------------

            (a)     Financial Statements of the Registrant included or
               incorporated by reference into Part B for each series:

                  (1)    Balance Sheet

                  (2)    Statement of Changes in Net Assets

                  (3)    Statement of Operations

                  (4)    Schedule of Investments

                  (5)    Report of Independent Public Accountants

          (b)  Exhibits:

               See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Not applicable.

Item 26.  Number of Holders of Securities
          -------------------------------

          At March 30, 1998, the number of record holders of each class of securities of Registrant or its predecessors, as the case may be, was:

                                  NUMBER OF HOLDERS OF RECORD OF
PORTFOLIO                             SHARES OF COMMON STOCK
---------                             ----------------------
Tax-Exempt Portfolio                           2,063
Government Portfolio                           1,927
S&P 100 Plus Portfolio                         5,955
Dividend Achievers Portfolio                   2,179
Select Value Portfolio                           709
PSE Tech 100 Index                             3,386
Wisconsin Tax-Exempt Portfolio                 1,105
Cash Reserve Portfolio
   Class X Common Stock                           52
   Class Y Common Stock                           68


Item 27.  Indemnification
          ---------------

          Reference is made to Article IX of the Registrant's Bylaws filed as Exhibit No. 2 to its Registration Statement with respect to the indemnification of Registrant's directors and officers, which is set forth below:

          Section 9.1.  Indemnification of Officers, Directors, Employees and
          -----------   -----------------------------------------------------
          Agents.  The Corporation shall indemnify each person who was or is a
          -------
          party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:
               --------

               (a) whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

               (b)  the Corporation shall not indemnify any person unless:

                    (1) the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                    (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

     Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

          (1) such person shall provide adequately security for his undertaking;

          (2) the Corporation shall be insured against losses arising by reason of such advance; or

          (3) a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

     Section 9.2 Insurance of Officers, Directors, Employees and Agents.  The
     ------------------------------------------------------------------
Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

     Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     (a)  Ziegler Asset Management, Inc.

          Ziegler Asset Management, Inc. is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the Registrant's Portfolios.

          Set forth below is a list of the officers and directors of Ziegler Asset Management, Inc. as of December 31, 1997, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:
                           POSITION WITH
                           ZIEGLER ASSET
NAME                        MANAGEMENT             OTHER AFFILIATIONS(1)<F2>
----                        ----------             ------------------
P. D. Ziegler        Chairman and Director    Chairman of the Board,
                                              President, Chief Executive
                                              Officer and Director, B.C.
                                              Ziegler and Company; Chairman,
                                              Ziegler Securities; Director,
                                              West Bend Mutual Insurance
                                              Company, 1900 S. 18th Avenue,
                                              West Bend, WI  53095 (insurance
                                              company)

Geoffrey G. Maclay,  President and Chief      President and Chief Executive
Jr.                  Executive Officer        Officer, Ziegler Asset
                                              Management, Inc.

R. D. Ziegler        Senior Vice President    Chairman and Director, Principal
                     and Director             Preservation Portfolios, Inc.,
                                              Director, Johnson Controls,
                                              Inc., 5757 N. Green Bay Avenue,
                                              Milwaukee, WI 53201
                                              (manufacturing)

Robert J. Tuszynski  Vice President           Senior Vice President, B.C.
                                              Ziegler and Company; President,
                                              Chief Executive Officer and
                                              Director of Principal
                                              Preservation Portfolios, Inc.

M. J. Dion           Vice President -         None
                     Portfolio Manager and
                     Chief Investment Officer

R. F. Patek          Vice President -         None
                     Portfolio Manager

D. R. Wyatt          Vice President -         None
                     Retirement Plan Services

J. R. Yovanovich     Corporate Secretary      Corporate Secretary, B.C.
                                              Ziegler and Company

J. C. Vredenbregt    Treasurer                Vice President - Treasurer and
                                              Controller, B.C. Ziegler and
                                              Company; Assistant Treasures;
                                              Ziegler Securities

D. L. Lauterbach     Vice President           None

W. E. Hansen         Vice President           None

J. R. Wyatt          Vice President           None

Jay Ferrara, Jr.     Vice President -         None
                     Portfolio Manager and
                     Analyst

(1)<F2>Certain of the indicated persons are officers or directors, or both, of B.C. Ziegler and Company's parent, The Ziegler Companies, Inc., and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

     (b)  Skyline Asset Management, L.P.

          Skyline Asset Management, L.P. ("Skyline") is a limited partnership whose general partner is Affiliated Managers Group, Inc. ("AMG") and whose limited partners consist of corporations owned by four former management employees of Skyline's predecessor in interest, namely Messrs. Dutton, Kailin, Lutz and Maloney. AMG may be deemed to be controlled by Advent VII, L.P., by virtue of the fact that Advent VII, L.P. owns more than 50% of the voting stock of AMG. Advent VII, L.P. in turn may be deemed to be controlled by its sole general partner, TA Associates VII, L.P., a limited partnership, which in turn may be deemed to be controlled by its sole general partner, TA Associates, Inc. Skyline's principal executive offices are located at 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606. AMG's principal executive offices are located at One International Place, Boston, Massachusetts 02110. The address of each of Advent VII, L.P., TA Associates VII, L.P. and TA Associates, Inc. is c/o TA Associates, Inc., High Street Tower, Suite 2500, 125 High Street, Boston, Massachusetts 02110.

          Set forth below is a list of the officers and directors of Skyline Asset Management, L.P. as of December 31, 1996, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Skyline Asset Management, L.P., 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606):

                       POSITION WITH SKYLINE
NAME                   ASSET MANAGEMENT, L.P.        PRINCIPAL OCCUPATION
----                   ----------------------        --------------------
William M. Dutton       Chief Investment        Chief Investment Officer of
                        Officer and Limited     Skyline Asset Management, L.P.
                        Partner                 since June, 1995; Executive Vice
                                                President, Mesirow Asset
                                                Management, Inc., from April,
                                                1984 through August, 1995;
                                                President, Skyline Fund
                                                (registered investment company)

William L. Achenbach    Trustee                 President, W.L. Achenbach &
                                                Associates, Inc., a financial
                                                counseling firm, since Jul
                                                1992.

Paul J. Finnegan        Trustee                 Vice President, Madison Dearborn
                                                Partners, Inc., a venture
                                                capital firm, since January
                                                1993.

David A. Martin         Trustee                 Attorney and Principal,
                                                Righeimer, Martin & Cinquino.

Richard K. Pearson      Trustee                 Retired; Director, Citizens
                                                Savings Bank (Anamosa, Iowa),
                                                and Director, First Community
                                                Bank (Milton, Wisconsin).
                                                Previously, Director and
                                                President, LaSalle Bank,
                                                Westmont, (Westmont, Illinois),
                                                from 1994 to 1997, and Director,
                                                Chief Executive Officer, and
                                                President, LaSalle Bank,
                                                Northbrook (Northbrook,
                                                Illinois), from  1986 to 1994.


Stephen F. Kendall      President               President, Skyline Asset
                                                Management, L.P., since  January
                                                1998.  Previously, Regional Vice
                                                President, Metro Region, Nabisco
                                                Biscuit Company.

Kenneth S. Kailin       Principal - Portfolio   Principal - Portfolio Manager,
                        Manager and Limited     Skyline Asset Management, L.P.
                        Partner                 since June, 1995; Senior Vice
                                                President, Mesirow Asset
                                                Management, Inc., from April,
                                                1987 through August, 1995;
                                                Executive Vice President,
                                                Skyline Fund
                                                (registered investment company)

Geoffrey P. Lutz        Principal -             Principal - Institutional
                        Institutional Marketing Marketing, Skyline Asset
                        and Limited Partner     Management, L.P. since June,
                                                1995; Vice President, Mesirow
                                                Asset Management, Inc., May,
                                                1992 through August, 1995; prior
                                                thereto, Registered
                                                Representative, Mesirow Finan-
                                                cial, Inc. and Mesirow Invest-
                                                ment Services, Inc. (registered
                                                brokers-dealers/ investment
                                                advisers); Executive Vice
                                                President, Skyline Fund
                                                (registered investment company)

Michael Maloney         Principal - Securities  Principal - Securities Analyst,
                        Analyst and Limited     Skyline Asset Management, L.P.,
                        Partner                 since June, 1995; Investment
                                                Analyst, Mesirow Asset
                                                Management,Inc. from February,
                                                1993 through August, 1995; prior
                                                thereto Investment Analyst,
                                                Baker Fentress & Co.
                                                (investment manager); Senior
                                                Vice President, Skyline Fund
                                                (registered investment company)

Daren C. Heitman        Portfolio Manager       Portfolio Manager, Skyline Asset
                                                Management, L.P., since August
                                                1997; Securities Analyst Skyline
                                                Asset Management, L.P. from
                                                September 1995 to August 1997;
                                                Securities Analyst with Mesirow
                                                Asset Management, Inc. from May
                                                1994 to August 1995, and
                                                Securities Analyst with Mesirow
                                                Financial, Inc. from January
                                                1993 to May 1994.

Scott C. Blim           Chief Financial Officer Chief Financial Officer, Skyline
                                                Asset Management, L.P. since
                                                September, 1995; Vice President,
                                                Director and Chief Administra-
                                                tive Officer, Murray Johnstone
                                                International Ltd. (investment
                                                firm) from 1989 to 1994; Secre-
                                                tary and Treasurer, Skyline Fund
                                                (registered investment company)

Michelle M. Brennan     Director of Fund        Director of Fund Marketing,
                        Marketing               Skyline Asset Management, since
                                                August 1996; previously Regional
                                                Marketing Associate, Strong
                                                Capital Management

Item 29.  Principal Underwriters
          ----------------------

     (a)
                                   OTHER INVESTMENT COMPANIES FOR WHICH
                                     UNDERWRITER ACTS AS UNDERWRITER,
UNDERWRITER                           DEPOSITOR OR INVESTMENT ADVISER
-----------                           -------------------------------
B.C. Ziegler and Company          An underwriter for American Tax-Exempt
                                  Bond Trust, Series 1 (and subsequent
                                  series); Ziegler U.S. Government
                                  Securities Trust, Series 1 (and
                                  subsequent series); American Income
                                  Trust, Series 1 (and subsequent
                                  series); Ziegler Money Market Trust;
                                  The Insured American Tax-Exempt Bond
                                  Trust, Series 1 (and subsequent
                                  series); and principal underwriter for
                                  Portico Funds.

      (b) Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of December 31, 1997, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years. None of the persons identified serves as an officer or director of the Registrant, except that Robert J. Tuszynski serves as President, Chief Executive Officer and a Director of the Registrant, and S. Charles O'Meara serves as Secretary of the Registrant. The address of each officer and director of B.C. Ziegler and Company is 215 North Main Street, West Bend, Wisconsin 53095, Phone (414) 334-5521.

                                POSITION WITH             POSITION WITH
           NAME       B.C. ZIEGLER AND COMPANY(1)<F3> PRINCIPAL PRESERVATION
           ----       ------------------------------  ----------------------
Peter D. Ziegler        Chairman of the Board,
                        President, Chief Executive
                        Officer and Director

S. Charles O'Meara      Senior Vice President and       Secretary
                        General Counsel and Director

D.A. Wallstead          Senior Vice President - Chief
                        Financial Officer

John C. Wagner          Senior Vice President -
                        Ziegler Investment Division
                        Retail Sales and Director

Ronald N. Spears        Senior Vice President -
                        Ziegler Investment Division

Donald A. Carlson, Jr.  Senior Vice President

Neil L. Fuerbringer     Senior Vice President -
                        Administration

Michael P. Doyle        Senior Vice President -
                        Ziegler Investment Division
                        Retail Operations

Robert J. Tuszynski     Senior Vice President -         President,
                        Ziegler Investment Division     Chief Executive
                                                        Officer and Director

Richard J. Glaisner     President and Chief Executive
                        Officer - Ziegler
                        Investment Division

R. R. Poggenburg        Senior Vice President -
                        Ziegler Investment Division

D. A. Carlson, Jr.      President, Chief Executive
                        Officer and Treasurer -
                        Ziegler Securities

J. M. Annett            Senior Vice President and
                        National Director of Senior
                        Living Finance - Ziegler
                        Securities

S. R. Arnold            Senior Vice President -
                        TFI Institutional Sales -
                        Ziegler Securities

T. L. DiGaloma          Senior Vice President -
                        TFI Institutional Sales and
                        Trading - Ziegler Securities

C. W. Kearns            Senior Vice President -
                        Co-Manager of TFI - Ziegler
                        Securities

L. A. Lekai             Senior Vice President -
                        TFI Institutional Sales and
                        Trading - Ziegler Securities

M. P. McDaniel          Senior Vice President and
                        Director of Tax-Exempt Sales
                        and Trading - Ziegler Securities

T. R. Paprocki          Senior Vice President and
                        Director of Capital Markets -
                        Ziegler Securities

P. C. Staaf             Senior Vice President -
                        Co-Manager of TFI - Ziegler
                        Securities

J. B. Sterns            Senior Vice President and
                        National Director of
                        Healthcare Finance -
                        Ziegler Securities

M. A. Baumgartner       Senior Vice President -
                        Ziegler Securities

D. J. Hermann           Senior Vice President -
                        Ziegler Securities

J. J. O'Keefe           Senior Vice President -
                        Ziegler Securities

D. M. Rognerud          Senior Vice President -
                        Ziegler Securities


(1)<F3>  Ziegler Investment Division and Ziegler Securities are divisions of
         B. C. Ziegler and Company

Item 30.  Location of Accounts and Records
          --------------------------------

            (a)B.C. Ziegler and Company
               215 North Main Street
               West Bend, Wisconsin 53095

               General ledger, including subsidiary ledgers; corporate records and contracts; Portfolio ledger; and shareholder documents, including IRA documents.

            (b)Ziegler Asset Management, Inc.
               215 North Main Street
               West Bend, Wisconsin  53095

               Transaction journals and confirmations for portfolio trades for all of the Portfolios of the Registrant, except for the Select Value Portfolio.

            (c)Skyline Asset Management, L.P.
               311 South Wacker Drive
               Suite 4500
               Chicago, Illinois  60606

               Transaction journals and confirmations for portfolio trades for the Select Value Portfolio.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          Registrant undertakes that, at the request of the shareholders holding 10% or more of the outstanding shares of the Registrant, the Registrant will hold a special meeting for the purpose of considering the removal of a director from office, and the Registrant will cooperate with and assist shareholders of record who notify the Registrant that they wish to communicate with the other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the Investment Company Act of 1940, as amended.

          Registrant undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge, to each person to whom a Prospectus is delivered.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement, and the Registrant has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of West Bend, State of Wisconsin on this 27th day of April, 1998.

                                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.


                                          /s/ Robert J. Tuszynski
                                    By:---------------------------------
                                          Robert J. Tuszynski, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement on Form N-1A has been signed on this 27th day of April, 1998, by the following persons in the capacities indicated.

                 SIGNATURE                                TITLE

R. D. Ziegler*
------------------------
R. D. Ziegler                                Director and Chairman of the Board

/s/ Robert J. Tuszynski
------------------------
Robert J. Tuszynski                          Director and President (Chief
                                             Executive Officer)

/s/ Franklin P. Ciano
------------------------
Franklin P. Ciano                            Chief Financial Officer and
                                             Treasurer (Chief Financial and
                                             Accounting Officer)
Richard H. Aster*
------------------------
Richard H. Aster                             Director

August J. English*
------------------------
August J. English                            Director

Ralph J. Eckert*
------------------------
Ralph J. Eckert                              Director

      /s/ Robert J. Tuszynski
*By:--------------------------
Robert J. Tuszynski pursuant to
a Power of Attorney dated January
19, 1996 filed herewith
(see following page)

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENT, that each person whose signature appears below constitutes and appoints R. D. Ziegler, Robert J. Tuszynski and S. Charles O'Meara, or any of them, with full power of substitution, as his true and lawful attorneys and agents, to execute in his name and on his behalf, in any and all capacities, Principal Preservation Portfolios, Inc.'s Registration Statement on Form N-1A (Registration No. 811-4401 under the Securities Act of 1933; File No. 33-12 under the Investment Company Act of 1940) filed with the Securities and Exchange Commission under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, together with any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable Principal Preservation Portfolios, Inc. to comply with such Acts and the rules, regulations and requirements of the Securities and Exchange Commission and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all actions that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any of such attorneys and agents have, and may exercise, all of the powers conferred herein.

     IN WITNESS WHEREOF, each of the undersigned directors of Principal Preservation Portfolios, Inc. has hereunto set his hand as of this 19th day of January, 1996.


/s/ R. D. Ziegler                            /s/ Richard H. Aster
-----------------------                      ---------------------
R. D. Ziegler                                Richard H. Aster


/s/ Robert J. Tuszynski                      /s/ August J. English
-----------------------                      ---------------------
Robert J. Tuszynski                          August J. English


                                             /s/ Ralph J. Eckert
                                             ---------------------
                                             Ralph J. Eckert

                                EXHIBIT INDEX
EXHIBIT
NUMBER                                  DESCRIPTION
------                                  -----------
1(a)           Restated and Amended Articles of Incorporation(8)<F12>

1(b)           December 29, 1995 Articles Supplementary(1)<F5>

1(c) Articles Supplementary for PSE Tech 100 Index Portfolio filed June 12, 1996(5)<F9>

2              By-Laws, as amended through January 20, 1995(8)<F12>

3              N/A

4              The Registrant's Amended and Restated Operating Plan(9)<F13>

5(a) Investment Advisory Agreement pertaining to assets of Dividend Achievers Portfolio(4)<F8>

5(b) Investment Advisory Agreement pertaining to the assets of Tax-Exempt, S&P 100 Plus, Government, Wisconsin Tax-Exempt, Select Value, and PSE Tech 100 Index Portfolios(5)<F9>

5(c)           Sub-Advisory Agreement with Skyline Asset Management, L.P.(4)<F8>

5(d) Investment Advisory Agreement with Ziegler Asset Management, Inc. with respect to the Cash Reserve Portfolio(3)<F7>

6(a)           Distribution Agreement(5)<F9>

6(b)           Form of Selected Dealers Agreement(5)<F9>

7              N/A

9(a)           Transfer and Dividend Disbursing Agent Agreement(5)<F9>

9(b)           License Agreement with Standard & Poor's Corporation*<F4>

9(c)           Accounting/Pricing Agreement between Registrant and B.C.
               Ziegler and Company(5)<F9>

9(d) Shareholder Servicing Agreement by and between B.C. Ziegler and Company and the Registrant, as amended, relating to Class X Shares of the Cash Reserve Portfolio(6)<F10>

9(e) Administrative Services Agreement with Ziegler Asset Management, Inc. with respect to the Cash Reserve
               Portfolio(1)<F5>

9(f)           License Agreement with Pacific Stock Exchange
               Incorporated(7)<F11>

10             Opinion of Counsel(8)<F12>

11(a)          Consent of Independent Public Accountants

11(b)          Consent of Counsel (contained in Exhibit 10)

12             N/A

14             Model Retirement Plan*<F4>

15             Rule 12b-1 Distribution Plan, as amended(9)<F13>

16             Schedule for Computation of Performance Quotations*<F4>

17             Financial Data Schedules (Included as Exhibit 27)

18 Plan and Agreements Pursuant to Rule 18f-3 (contained in Exhibit 4)

27             Financial Data Schedules


*<F4>Denotes previously filed as part of Registrant's Registration Statement on Form N-1A or an amendment thereto, and incorporated herein by reference.

(1)<F5>Previously filed as part of Registrant's Registration Statement on Form N-14 (Reg. No. 33-99010) filed with the Commission on November 3, 1995.

(2)<F6>Previously filed as part of Registrant's Registration Statement on Form N-14 (Reg. No. 333-01123) filed with the Commission on February 20, 1996.

(3)<F7>Previously filed as part of Post-Effective Amendment No. 31 to this Registration Statement filed with the Commission on December 29, 1995.

(4)<F8>Previously filed as part of Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on March 1, 1996.

(5)<F9>Previously filed as part of Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on March 27, 1996.

(6)<F10>Previously filed as part of Post-Effective Amendment No. 36 to this Registration Statement filed with the Commission on December 10, 1996.

(7)<F11>Previously filed as part of Post-Effective Amendment No. 37 to this Registration Statement filed with the Commission on February 28, 1997.

(8)<F12>Previously filed as part of Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on April 30, 1997.

(9)<F13>Previously filed as part of Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on April 2, 1998.